                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-0816
                                   ---------------------------------------------

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:           10-31
                          ------------------------------------------------------

Date of reporting period:          01-31-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VISTA(SM) FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 7.8%
           305,000  Alliant Techsystems Inc.(1)                     $     32,284
         3,166,000  BE Aerospace, Inc.(1)                                122,239
           704,000  Precision Castparts Corp.                             80,115
                                                                 ---------------
                                                                         234,638
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           491,225  ArvinMeritor, Inc.                                     6,671
                                                                 ---------------
BIOTECHNOLOGY - 5.3%
           339,000  Alexion Pharmaceuticals Inc.(1)                       22,143
         1,507,000  BioMarin Pharmaceutical Inc.(1)                       55,849
         1,106,000  Millennium
                    Pharmaceuticals, Inc.(1)                              16,778
           358,000  Myriad Genetics Inc.(1)                               15,398
         1,079,000  Onyx Pharmaceuticals, Inc.(1)                         51,285
                                                                 ---------------
                                                                         161,453
                                                                 ---------------
CAPITAL MARKETS - 3.1%
           136,000  BlackRock, Inc.                                       30,070
           369,000  GFI Group Inc.(1)                                     32,549
           551,000  Janus Capital Group Inc.                              14,883
           602,000  SEI Investments Co.                                   16,675
                                                                 ---------------
                                                                          94,177
                                                                 ---------------
CHEMICALS - 4.5%
           202,436  Flotek Industries Inc.(1)                              4,124
           813,000  Monsanto Co.                                          91,414
           233,000  Mosaic Co. (The)(1)                                   21,205
           433,000  Terra Industries Inc.(1)                              19,515
                                                                 ---------------
                                                                         136,258
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
         1,042,000  FTI Consulting, Inc.(1)                               57,633
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
         1,123,000  Juniper Networks, Inc.(1)                             30,489
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.3%
           296,000  Apple Inc.(1)                                         40,067
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 5.1%
         1,148,000  Foster Wheeler Ltd.(1)                                78,604
         2,623,000  Quanta Services, Inc.(1)                              57,496

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
           304,000  Shaw Group Inc. (The)(1)                              17,176
                                                                 ---------------
                                                                         153,276
                                                                 ---------------
CONTAINERS & PACKAGING - 5.1%
         3,077,000  Owens-Illinois Inc.(1)                               155,081
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 4.2%
           623,000  Apollo Group, Inc. Cl A(1)                            49,679
         1,801,000  Corinthian Colleges Inc.(1)                           15,218
           537,000  DeVry Inc.                                            29,637
           197,000  Strayer Education, Inc.                               33,998
                                                                 ---------------
                                                                         128,532
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           362,000  Nasdaq Stock
                    Market, Inc. (The)(1)                                 16,750
                                                                 ---------------
ELECTRIC UTILITIES - 1.1%
           309,000  Allegheny Energy, Inc.                                16,930
           701,000  Reliant Energy, Inc.(1)                               14,910
                                                                 ---------------
                                                                          31,840
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.7%
           230,000  First Solar Inc.(1)                                   41,807
           434,000  JA Solar Holdings Co., Ltd. ADR(1)                    22,060
           278,000  SunPower Corp. Cl A(1)                                19,207
           306,000  Vestas Wind Systems AS ORD(1)                         29,693
                                                                 ---------------
                                                                         112,767
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.9%
           344,000  Cameron International Corp.(1)                        13,849
           204,000  Core Laboratories N.V.(1)                             22,991
           200,000  Dawson Geophysical Co.(1)                             11,456
         2,307,000  Dresser-Rand Group Inc.(1)                            73,132
           474,000  National Oilwell Varco, Inc.(1)                       28,549
                                                                 ---------------
                                                                         149,977
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
           328,000  Inverness Medical
                    Innovations, Inc.(1)                                  14,776
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
         1,477,000  Express Scripts, Inc.(1)                              99,683
         1,424,000  Medco Health Solutions Inc.(1)                        71,314
                                                                 ---------------
                                                                         170,997
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
           954,000  Bally Technologies, Inc.(1)                           45,448
           209,000  Las Vegas Sands Corp.(1)                              18,323
           424,000  WMS Industries Inc.(1)                                15,858
                                                                 ---------------
                                                                          79,629
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           432,000  Tupperware Brands Corp.                               15,984
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
           429,000  McDermott International, Inc.(1)                      20,240
                                                                 ---------------
INSURANCE - 2.0%
           728,000  Aflac Inc.                                            44,648
           371,000  Aon Corp.                                             16,146
                                                                 ---------------
                                                                          60,794
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
           182,000  Amazon.com, Inc.(1)                                   14,141
           150,000  Priceline.com Inc.(1)                                 16,278
                                                                 ---------------
                                                                          30,419
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
           174,000  Equinix Inc.(1)                                       13,143
           311,000  Mercadolibre Inc.(1)                                  11,516
                                                                 ---------------
                                                                          24,659
                                                                 ---------------
IT SERVICES - 1.5%
           220,000  MasterCard Inc. Cl A                                  45,540
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 6.3%
           280,000  Charles River Laboratories(1)                         17,388
           168,000  Covance Inc.(1)                                       13,971
           519,000  Invitrogen Corp.(1)                                   44,463
           203,000  Parexel International Corp.(1)                        11,045
         2,020,000  Thermo Fisher Scientific Inc.(1)                     104,010
                                                                 ---------------
                                                                         190,877
                                                                 ---------------
MACHINERY - 5.2%
         1,472,000  AGCO Corp.(1)                                         88,644
           824,000  Flowserve Corp.                                       67,667
                                                                 ---------------
                                                                         156,311
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
MEDIA - 1.1%
           791,000  Liberty Global, Inc. Series A(1)                      31,964
                                                                 ---------------
ROAD & RAIL - 0.5%
           314,000  CSX Corp.                                             15,223
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.7%
           530,000  MEMC Electronic Materials Inc.(1)                     37,874
           953,000  Microsemi Corp.(1)                                    21,652
           913,000  NVIDIA Corp.(1)                                       22,451
                                                                 ---------------
                                                                          81,977
                                                                 ---------------
SOFTWARE - 5.5%
         2,202,000  Activision, Inc.(1)                                   56,966
           510,483  Informatica Corp.(1)                                   9,857
           198,000  Nintendo Co., Ltd. ORD                                98,906
                                                                 ---------------
                                                                         165,729
                                                                 ---------------
SPECIALTY RETAIL - 5.8%
           616,000  Aeropostale Inc.(1)                                   17,353
         1,829,000  GameStop Corp. Cl A(1)                                94,614
           476,000  Guess?, Inc.                                          17,760
           349,000  J. Crew Group Inc.(1)                                 15,956
         1,087,000  Urban Outfitters Inc.(1)                              31,523
                                                                 ---------------
                                                                         177,206
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           588,000  Crocs, Inc.(1)                                        20,457
                                                                 ---------------
TOBACCO - 1.0%
           721,000  Swedish Match AB ORD                                  15,952
           301,000  UST Inc.                                              15,640
                                                                 ---------------
                                                                          31,592
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.9%
         1,073,000  NII Holdings, Inc.(1)                                 45,774
         2,424,000  SBA Communications Corp.
                    Cl A(1)                                               71,775
                                                                 ---------------
                                                                         117,549
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,961,532
(Cost $2,309,333)                                                ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.0%, 4/15/12,
valued at $36,607), in a joint trading account
at 1.50%, dated 1/31/08, due 2/1/08
(Delivery value $35,701)                                                  35,700
                                                                 ---------------
(Cost $35,700)

TOTAL INVESTMENT SECURITIES - 98.9%                                    2,997,232
                                                                 ---------------
(Cost $2,345,033)

OTHER ASSETS AND LIABILITIES - 1.1%                                       32,895
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  3,030,127
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
  102,545,693  DKK for USD         2/29/08          $20,453            $(145)
    8,026,320  GBP for USD         2/29/08           15,949              (35)
4,750,200,000  JPY for USD         2/29/08           44,712             (222)
   78,733,200  SEK for USD         2/29/08           12,375              (59)
                                                   -----------------------------
                                                    $93,489            $(461)
                                                   =============================
(Value on Settlement Date $93,028)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
(1) Non-income producing.

As of January 31, 2008, securities with an aggregate value of $144,551 (in thousands), which represented 4.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,351,312
                                                                 ===============
Gross tax appreciation of investments                               $   727,498
Gross tax depreciation of investments                                   (81,578)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   645,920
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.0%
AEROSPACE & DEFENSE - 1.2%
            84,400  Spirit Aerosystems
                    Holdings Inc. Cl A(1)                           $  2,331,128
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 3.3%
            75,000  C.H. Robinson Worldwide Inc.                       4,165,500
            43,220  Expeditors International of
                    Washington, Inc.                                   2,043,874
                                                                 ---------------
                                                                       6,209,374
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            35,800  Celgene Corp.(1)                                   2,008,738
                                                                 ---------------
CAPITAL MARKETS - 4.6%
            76,820  Investment Technology
                    Group Inc.(1)                                      3,608,235
            20,200  Northern Trust Corp.                               1,481,872
            48,700  SEI Investments Co.                                1,348,990
            45,900  T. Rowe Price Group Inc.                           2,322,081
                                                                 ---------------
                                                                       8,761,178
                                                                 ---------------
CHEMICALS - 1.2%
            27,630  Praxair, Inc.                                      2,235,543
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.8%
           122,100  Corrections Corp. of America(1)                    3,240,533
            41,450  Monster Worldwide Inc.(1)                          1,154,383
            28,900  Ritchie Bros. Auctioneers Inc.                     2,377,892
            40,880  Stericycle Inc.(1)                                 2,422,549
                                                                 ---------------
                                                                       9,195,357
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
           140,900  Foundry Networks, Inc.(1)                          1,944,420
            27,190  Harris Corp.                                       1,487,021
                                                                 ---------------
                                                                       3,431,441
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
            65,800  Network Appliance, Inc.(1)                         1,527,876
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.8%
            22,400  Foster Wheeler Ltd.(1)                             1,533,728
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
            77,800  Owens-Illinois Inc.(1)                             3,921,120
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 1.2%
            11,400  Apollo Group, Inc. Cl A(1)                           909,036
            23,800  DeVry Inc.                                         1,313,522
                                                                 ---------------
                                                                       2,222,558
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
             2,060  CME Group Inc.                                     1,274,934
            10,112  IntercontinentalExchange Inc.(1)                   1,415,276
            11,700  Nymex Holdings Inc.                                1,345,500
                                                                 ---------------
                                                                       4,035,710
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.3%
           111,920  Amphenol Corp. Cl A                                4,470,085
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.5%
            86,800  Cameron International Corp.(1)                     3,494,568
            35,000  Diamond Offshore Drilling, Inc.                    3,952,550
            46,400  National Oilwell Varco, Inc.(1)                    2,794,672
            41,200  Smith International, Inc.                          2,233,452
                                                                 ---------------
                                                                      12,475,242
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            39,000  Longs Drug Stores Corp.                            1,794,390
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
           100,970  Immucor, Inc.(1)                                   2,911,975
             9,000  Intuitive Surgical Inc.(1)                         2,286,000
            32,700  Mentor Corp.                                       1,132,074
            24,600  Mettler-Toledo International, Inc.(1)              2,442,780
                                                                 ---------------
                                                                       8,772,829
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 9.9%
           104,700  DaVita Inc.(1)                                     5,585,746
            61,600  Express Scripts, Inc.(1)                           4,157,384
            38,515  Pediatrix Medical Group, Inc.(1)                   2,622,486
           115,395  Psychiatric Solutions, Inc.(1)                     3,481,467
            80,580  VCA Antech Inc.(1)                                 3,115,223
                                                                 ---------------
                                                                      18,962,306
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.8%
            73,700  International Game Technology                      3,144,779
            74,200  Jack in the Box Inc.(1)                            2,168,866
                                                                 ---------------
                                                                       5,313,645
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.3%
            63,200  Assured Guaranty Ltd.                              1,495,312
            62,000  MBIA Inc.                                            961,000
                                                                 ---------------
                                                                       2,456,312
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.2%
            55,100  Digital River Inc.(1)                              2,066,250
           180,980  ValueClick Inc.(1)                                 3,950,793
                                                                 ---------------
                                                                       6,017,043
                                                                 ---------------
IT SERVICES - 4.4%
            57,260  Cognizant Technology
                    Solutions Corp. Cl A(1)                            1,597,554
            72,100  Global Payments Inc.                               2,696,540
            70,710  NeuStar, Inc. Cl A(1)                              2,100,794
            98,200  VeriFone Holdings Inc.(1)                          1,921,774
                                                                 ---------------
                                                                       8,316,662
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
            40,800  Charles River Laboratories(1)                      2,533,680
                                                                 ---------------
MACHINERY - 2.6%
            49,000  Harsco Corp.                                       2,789,080
            59,000  Manitowoc Co., Inc. (The)                          2,249,080
                                                                 ---------------
                                                                       5,038,160
                                                                 ---------------
MEDIA - 1.8%
            68,400  Focus Media Holding Ltd. ADR(1)                    3,286,620
                                                                 ---------------
METALS & MINING - 1.1%
            31,500  SPDR S&P Metals & Mining ETF                       2,059,470
                                                                 ---------------
MULTILINE RETAIL - 2.6%
            70,600  Dollar Tree Stores Inc.(1)                         1,977,506
            38,200  Kohl's Corp.(1)                                    1,743,448
            71,600  Saks Inc.(1)                                       1,292,380
                                                                 ---------------
                                                                       5,013,334
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.5%
            33,700  Equitable Resources Inc.                           1,878,775
            51,630  Range Resources Corporation                        2,696,119
            52,400  SandRidge Energy, Inc.(1)                          1,594,532
            44,200  Southwestern Energy Co.(1)                         2,471,222
                                                                 ---------------
                                                                       8,640,648
                                                                 ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.2%
            97,600  Bare Escentuals Inc.(1)                            2,326,784
                                                                 ---------------
ROAD & RAIL - 2.3%
            63,010  J.B. Hunt Transport Services, Inc.                 1,959,611
           143,500  Knight Transportation Inc.                         2,462,460
                                                                 ---------------
                                                                       4,422,071
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.0%
            44,200  Broadcom Corp. Cl A(1)                               975,936
            28,550  KLA-Tencor Corp.                                   1,192,819
           105,397  Microchip Technology Inc.                          3,363,218
            85,700  NVIDIA Corp.(1)                                    2,107,363
                                                                 ---------------
                                                                       7,639,336
                                                                 ---------------
SOFTWARE - 5.8%
           144,297  Activision, Inc.(1)                                3,732,963
            64,700  Autodesk, Inc.(1)                                  2,662,405
            40,338  Citrix Systems, Inc.(1)                            1,396,502
            59,400  FactSet Research Systems Inc.                      3,322,242
                                                                 ---------------
                                                                      11,114,112
                                                                 ---------------
SPECIALTY RETAIL - 5.1%
           121,700  Collective Brands, Inc.(1)                         2,144,354
            95,700  GameStop Corp. Cl A(1)                             4,950,561
            32,170  O'Reilly Automotive Inc.(1)                          946,763
            57,600  Urban Outfitters Inc.(1)                           1,670,400
                                                                 ---------------
                                                                       9,712,078
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
            56,100  Coach Inc.(1)                                      1,798,005
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
            39,700  MSC Industrial Direct Co. Cl A                     1,630,479
                                                                 ---------------
TOTAL COMMON STOCKS                                                  181,207,042
(Cost $160,276,921)                                              ---------------

SHORT-TERM INVESTMENTS - 2.7%
        $2,500,000  Barton Capital LLC, 3.35%,
                    2/20/08 (Acquired 1/31/08,
                    Cost $2,495,115)(2)(3)                             2,495,015
           500,000  FHLB Discount Notes,
                    4.20%, 2/29/08(2)                                    499,049
         2,200,000  Lehman Brothers Holdings,
                    3.04%, 2/1/08 (Acquired 1/31/08,
                    Cost $2,199,814)(2) (3)                            2,199,813
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                           5,193,877
(Cost $5,193,946)                                                ---------------

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 1.6%
         3,000,000  Bryant Park Funding, LLC, 3.43%,
                    2/25/08 (Acquired 1/25/08,
                    Cost $2,991,139)(2) (3)                            2,992,524
(Cost $2,993,140)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.3%                                  189,393,443
                                                                 ---------------
(Cost $168,464,007)

OTHER ASSETS AND LIABILITIES - 0.7%                                    1,312,841
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $190,706,284
                                                                 ===============

FUTURES CONTRACTS
                                                   Underlying Face   Unrealized
Contracts Purchased              Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
6  S&P MidCap 400 Index Futures    March 2008        $2,410,500      $(151,854)
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2008 was $7,687,352, which represented 4.0% of total net assets.

AMERICAN CENTURY-MASON STREET MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $168,464,007
                                                                 ===============
Gross tax appreciation of investments                              $ 31,571,110
Gross tax depreciation of investments                               (10,641,674)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 20,929,436
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 94.5%
AEROSPACE & DEFENSE - 1.7%
             5,511  Astronics Corp.(1)                              $    180,651
            10,100  TransDigm Group, Inc.(1)                             417,938
                                                                 ---------------
                                                                         598,589
                                                                 ---------------
BEVERAGES - 1.8%
            12,149  Central European
                    Distribution Corp.(1)                                638,673
                                                                 ---------------
BIOTECHNOLOGY - 2.7%
             6,100  AspenBio Pharma, Inc.(1)                              36,539
            10,500  BioMarin Pharmaceutical Inc.(1)                      389,130
            17,835  Cepheid(1)                                           544,681
                                                                 ---------------
                                                                         970,350
                                                                 ---------------
CAPITAL MARKETS - 4.1%
            10,658  FCStone Group, Inc.(1)                               472,682
             4,100  Investment Technology
                    Group Inc.(1)                                        192,577
            15,374  KBW, Inc.(1)                                         456,762
            12,434  optionsXpress Holdings, Inc.                         337,210
                                                                 ---------------
                                                                       1,459,231
                                                                 ---------------
CHEMICALS - 1.3%
            10,212  Airgas Inc.                                          473,939
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
             4,452  Boston Private Financial
                    Holdings, Inc.                                       101,639
            13,014  CoBiz Financial Inc.                                 186,100
                                                                 ---------------
                                                                         287,739
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.6%
             9,991  Advisory Board Co. (The)(1)                          636,626
             8,800  Cornell Companies, Inc.(1)                           176,000
            10,355  Corrections Corp. of America(1)                      274,822
             2,623  Huron Consulting Group Inc.(1)                       188,384
             9,947  IHS Inc. Cl A(1)                                     616,117
            14,595  Team, Inc.(1)                                        438,580
                                                                 ---------------
                                                                       2,330,529
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.0%
            20,611  Aruba Networks, Inc.(1)                              194,980
            25,349  Comtech Group Inc.(1)                                272,755
             7,100  F5 Networks, Inc.(1)                                 167,063

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             4,639  Polycom Inc.(1)                                      117,135
            13,351  Riverbed Technology, Inc.(1)                         298,395
                                                                 ---------------
                                                                       1,050,328
                                                                 ---------------
CONTAINERS & PACKAGING - 1.3%
             9,514  Silgan Holdings Inc.                                 450,583
                                                                 ---------------
DISTRIBUTORS - 1.4%
            27,060  LKQ Corporation(1)                                   484,103
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.8%
             2,700  American Public Education Inc.(1)                    106,407
             6,565  Capella Education Co.(1)                             414,120
             5,200  New Oriental Education &
                    Technology Group Inc. ADR(1)                         294,580
             5,618  Sotheby's                                            174,551
                                                                 ---------------
                                                                         989,658
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
            11,583  Marlin Business Services Corp.(1)                    123,822
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
            39,002  PAETEC Holding Corp.(1)                              370,909
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
             7,823  ITC Holdings Corp.                                   413,367
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.6%
            34,674  Insight Enterprises Inc.(1)                          598,820
            20,722  Mellanox Technologies, Ltd.(1)                       328,029
                                                                 ---------------
                                                                         926,849
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.6%
             8,902  Dril-Quip Inc.(1)                                    432,104
             7,122  Oceaneering International, Inc.(1)                   410,085
             8,769  T-3 Energy Services Inc.(1)                          394,517
            12,100  Tesco Corp.(1)                                       275,154
             4,599  W-H Energy Services Inc.(1)                          223,741
             7,400  Willbros Group, Inc.(1)                              246,568
                                                                 ---------------
                                                                       1,982,169
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
             6,521  Hologic, Inc.(1)                                     419,692
            10,563  Masimo Corp.(1)                                      376,993
            18,062  Meridian Bioscience Inc.                             567,327
            13,910  NuVasive, Inc.(1)                                    548,193
            16,968  Spectranetics Corp. (The)(1)                         211,761

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            21,136  Thoratec Corp.(1)                                    338,176
             3,792  TomoTherapy Inc.(1)                                   56,160
            10,948  TranS1 Inc.(1)                                       159,731
                                                                 ---------------
                                                                       2,678,033
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.1%
             7,330  Genoptix, Inc.(1)                                    272,749
             4,600  Healthways, Inc.(1)                                  258,980
             7,357  Pediatrix Medical Group, Inc.(1)                     500,938
            14,084  Providence Service Corp. (The)(1)                    415,901
            11,582  Psychiatric Solutions, Inc.(1)                       349,429
                                                                 ---------------
                                                                       1,797,997
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.9%
            18,203  Phase Forward Inc.(1)                                314,002
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
            13,630  Life Time Fitness Inc.(1)                            604,354
            10,622  Pinnacle Entertainment Inc.(1)                       193,852
             6,200  Red Robin Gourmet
                    Burgers Inc.(1)                                      216,256
                                                                 ---------------
                                                                       1,014,462
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 9.6%
             5,323  Bankrate, Inc.(1)                                    288,666
             6,900  Bidz.com, Inc.(1)                                     53,613
            14,232  comScore, Inc.(1)                                    380,991
             5,843  DealerTrack Holdings Inc.(1)                         157,527
             4,917  Digital River Inc.(1)                                184,388
            33,863  Limelight Networks, Inc.(1)                          237,380
            10,034  Omniture, Inc.(1)                                    248,040
             7,399  Sohu.com Inc.(1)                                     344,275
            46,342  SonicWALL, Inc.(1)                                   406,883
            37,097  Switch & Data
                    Facilities Co. Inc.(1)                               408,066
             6,771  TechTarget, Inc.(1)                                   90,122
            17,112  ValueClick Inc.(1)                                   373,555
             6,189  VistaPrint Ltd.(1)                                   230,293
                                                                 ---------------
                                                                       3,403,799
                                                                 ---------------
IT SERVICES - 0.5%
            27,900  Global Cash Access Inc.(1)                           167,400
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.7%
             6,799  ICON plc ADR(1)                                      426,161
             2,600  Illumina, Inc.(1)                                    165,620
                                                                 ---------------
                                                                         591,781
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MACHINERY - 3.3%
            12,888  Axsys Technologies, Inc.(1)                          487,940
             5,530  Bucyrus International, Inc. Cl A                     512,686
             4,001  Kaydon Corp.                                         174,804
                                                                 ---------------
                                                                       1,175,430
                                                                 ---------------
MEDIA - 0.6%
             9,210  Dolan Media Co.(1)                                   208,699
                                                                 ---------------
METALS & MINING - 1.6%
             5,000  Haynes International Inc.(1)                         220,900
             5,440  SPDR S&P Metals & Mining ETF                         355,667
                                                                 ---------------
                                                                         576,567
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.2%
            11,600  Arena Resources Inc.(1)                              412,612
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
             9,150  Alberto-Culver Co.                                   245,129
                                                                 ---------------
PHARMACEUTICALS - 1.2%
            28,698  Obagi Medical Products Inc.(1)                       427,026
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
             2,200  Digital Realty Trust Inc.                             78,606
             9,200  MFA Mortgage Investments, Inc.                        93,840
                                                                 ---------------
                                                                         172,446
                                                                 ---------------
ROAD & RAIL - 1.7%
            34,370  Knight Transportation Inc.                           589,789
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.5%
            14,800  Advanced Energy
                    Industries, Inc.(1)                                  159,988
             5,900  Atheros Communications, Inc.(1)                      161,129
            13,456  Netlogic Microsystems Inc.(1)                        349,856
            21,500  RF Micro Devices, Inc.(1)                             69,445
             4,921  Rubicon Technology, Inc.(1)                          116,382
            15,591  SiRF Technology Holdings, Inc.(1)                    238,698
            12,874  Tessera Technologies Inc.(1)                         504,274
                                                                 ---------------
                                                                       1,599,772
                                                                 ---------------
SOFTWARE - 5.2%
             5,043  Blackboard Inc.(1)                                   176,404
             5,400  Double-Take Software Inc.(1)                          83,700
            37,165  Glu Mobile Inc.(1)                                   155,721

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
            19,000  Macrovision Corp.(1)                                 319,011
            14,884  Synchronoss Technologies, Inc.(1)                    317,029
            13,634  Taleo Corp. Cl A(1)                                  288,086
             6,783  The9 Ltd. ADR(1)                                     123,111
            12,260  Ultimate Software Group Inc.(1)                      331,634
            10,200  VanceInfo Technologies Inc.
                    ADR(1)                                                55,080
                                                                 ---------------
                                                                       1,849,776
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
            10,100  Dick's Sporting Goods, Inc.(1)                       328,755
            21,250  Ulta Salon, Cosmetics &
                    Fragrance, Inc.(1)                                   323,850
                                                                 ---------------
                                                                         652,605
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
             8,400  Crocs, Inc.(1)                                       292,236
             3,300  Deckers Outdoor Corp.(1)                             400,092
             7,200  Iconix Brand Group, Inc.(1)                          149,688
                                                                 ---------------
                                                                         842,016
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            12,752  Encore Bancshares, Inc.(1)                           242,416
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.9%
            17,185  UAP Holding Corp.                                    658,873
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
            45,416  Centennial Communications Corp.(1)                   259,780
                                                                 ---------------
TOTAL COMMON STOCKS                                                   33,431,248
(Cost $31,932,033)                                               ---------------

COMMERCIAL PAPER - 7.3%
        $1,600,000  Lehman Brothers Holdings,
                    3.04%, 2/1/08                                      1,599,864
         1,000,000  Thunder Bay Funding Inc., 3.37%,
                    2/21/08 (Acquired 1/29/08,
                    Cost $997,847)(2)                                    997,888
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 2,597,752
(Cost $2,598,128)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
           300,000  FHLB Discount Notes,
                    4.20%, 2/29/08(3)                                    299,429
                                                                 ---------------
(Cost $299,020)

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.6%                                  36,328,429
                                                                 ---------------
(Cost $34,829,181)

OTHER ASSETS AND LIABILITIES - (2.6)%                                  (933,391)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 35,395,038
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FHLB = Federal Home Loan Bank
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2008 was $997,888, which represented 2.8% of total net assets.
(3) The rate indicated is the yield to maturity at purchase.

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 35,084,524
                                                                 ===============
Gross tax appreciation of investments                              $  5,677,586
Gross tax depreciation of investments                                (4,433,681)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,243,905
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 55.5%
AEROSPACE & DEFENSE - 1.4%
            58,474  Boeing Co.                                      $      4,864
            29,866  Lockheed Martin Corp.                                  3,223
                                                                 ---------------
                                                                           8,087
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             4,373  C.H. Robinson Worldwide Inc.                             243
             7,563  FedEx Corp.                                              707
            29,842  United Parcel Service, Inc. Cl B                       2,183
                                                                 ---------------
                                                                           3,133
                                                                 ---------------
AIRLINES(1)
            20,776  Southwest Airlines Co.                                   244
                                                                 ---------------
AUTO COMPONENTS - 0.6%
            41,629  Magna International Inc. Cl A                          3,277
                                                                 ---------------
BEVERAGES - 2.3%
            89,467  Anheuser-Busch Companies, Inc.                         4,163
            25,347  Coca-Cola Company (The)                                1,500
           115,523  Coca-Cola Enterprises Inc.                             2,665
            91,884  Pepsi Bottling Group Inc.                              3,202
            51,804  PepsiAmericas, Inc.                                    1,276
            10,961  PepsiCo, Inc.                                            747
                                                                 ---------------
                                                                          13,553
                                                                 ---------------
BIOTECHNOLOGY - 0.3%
            41,095  Gilead Sciences, Inc.(2)                               1,878
                                                                 ---------------
CAPITAL MARKETS - 2.4%
            15,846  Goldman Sachs Group, Inc. (The)                        3,181
            32,385  Knight Capital Group, Inc. Cl A(2)                       542
            92,913  Morgan Stanley                                         4,593
            21,357  Northern Trust Corp.                                   1,567
            52,468  State Street Corp.                                     4,309
                                                                 ---------------
                                                                          14,192
                                                                 ---------------
CHEMICALS - 1.0%
            30,566  Celanese Corp., Series A                               1,136
             3,434  CF Industries Holdings, Inc.                             367
            14,540  Monsanto Co.                                           1,635
            25,076  Mosaic Co. (The)(2)                                    2,282
            10,065  Terra Industries Inc.(2)                                 454
                                                                 ---------------
                                                                           5,874
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.0%
            43,290  Royal Bank of Canada                                   2,182
           115,311  Wells Fargo & Co.                                      3,922
                                                                 ---------------
                                                                           6,104
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%
            54,321  R.R. Donnelley & Sons Company                          1,895
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           208,581  Cisco Systems Inc.(2)                                  5,110
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
            24,660  Apple Inc.(2)                                          3,338
           143,989  Hewlett-Packard Co.                                    6,300
            94,127  Seagate Technology                                     1,908
            30,073  Sun Microsystems, Inc.(2)                                526
            33,766  Western Digital Corp.(2)                                 893
                                                                 ---------------
                                                                          12,965
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.4%
            43,339  Chicago Bridge & Iron Company
                    New York Shares                                        1,928
             4,868  Fluor Corp.                                              592
                                                                 ---------------
                                                                           2,520
                                                                 ---------------
CONSUMER FINANCE - 1.4%
            94,527  American Express Co.(3)                                4,662
             6,163  AmeriCredit Corp.(2)                                      82
            52,221  Capital One Financial Corp.                            2,862
            49,943  Discover Financial Services                              874
                                                                 ---------------
                                                                           8,480
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
            24,592  Owens-Illinois Inc.(2)                                 1,239
            23,628  Rock-Tenn Co. Cl A                                       676
                                                                 ---------------
                                                                           1,915
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
            91,253  Bank of America Corp.(3)                               4,047
            75,887  Citigroup Inc.                                         2,142
           187,513  JPMorgan Chase & Co.                                   8,916
                                                                 ---------------
                                                                          15,105
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           145,403  AT&T Inc.(3)                                           5,596
             1,869  CenturyTel Inc.                                           69
            52,751  Verizon Communications Inc.                            2,049
                                                                 ---------------
                                                                           7,714
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            32,166  Duke Energy Corp.                                        600
             7,239  Edison International                                     378
            40,089  Entergy Corp.                                          4,337
             4,188  Exelon Corporation                                       319
            13,638  FPL Group, Inc.                                          879
           147,123  Reliant Energy, Inc.(2)                                3,129
                                                                 ---------------
                                                                           9,642
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
            32,965  Emerson Electric Co.                                   1,676
            12,582  GrafTech International Ltd.(2)                           189
                                                                 ---------------
                                                                           1,865
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
           108,941  Tyco Electronics Ltd.                                  3,683
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
            21,920  Cameron International Corp.(2)                           882
            33,825  Halliburton Co.                                        1,122
            68,762  National Oilwell Varco, Inc.(2)                        4,142
            19,193  Schlumberger Ltd.                                      1,448
                                                                 ---------------
                                                                           7,594
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
            32,604  Safeway Inc.                                           1,010
            48,351  Sysco Corp.                                            1,405
            69,481  Wal-Mart Stores, Inc.                                  3,535
                                                                 ---------------
                                                                           5,950
                                                                 ---------------
FOOD PRODUCTS - 0.4%
            18,632  Flowers Foods Inc.                                       447
            33,340  General Mills, Inc.                                    1,821
                                                                 ---------------
                                                                           2,268
                                                                 ---------------
GAS UTILITIES - 0.3%
            20,210  ONEOK, Inc.                                              950
            17,154  WGL Holdings Inc.                                        553
                                                                 ---------------
                                                                           1,503
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            76,963  Baxter International Inc.(3)                           4,675
            51,003  Becton, Dickinson & Co.                                4,413
             4,952  Mettler-Toledo
                    International, Inc.(2)                                   492
                                                                 ---------------
                                                                           9,580
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
             5,296  AMERIGROUP Corp.(2)                                      199
             9,266  Express Scripts, Inc.(2)                                 625
            53,228  Humana Inc.(2)                                         4,274
             1,262  McKesson Corp.                                            79
            22,468  WellCare Health Plans Inc.(2)                          1,056
                                                                 ---------------
                                                                           6,233
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
             7,865  Choice Hotels International Inc.                         263
            93,567  McDonald's Corp.                                       5,011
            72,672  Yum! Brands, Inc.                                      2,482
                                                                 ---------------
                                                                           7,756
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
            10,225  Colgate-Palmolive Co.                                    787
            62,799  Procter & Gamble Co. (The)                             4,142
                                                                 ---------------
                                                                           4,929
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
           178,376  General Electric Co.                                   6,316
                                                                 ---------------
INSURANCE - 2.1%
            31,181  Ace, Ltd.                                              1,819
            10,518  American International Group, Inc.                       580
            50,652  Arch Capital Group Ltd.(2)                             3,570
            17,057  Aspen Insurance Holdings Ltd.                            481
            77,608  Axis Capital Holdings Ltd.                             3,107
            12,318  Endurance Specialty Holdings Ltd.                        499
            17,711  Travelers Companies, Inc. (The)                          852
            74,617  Unum Group                                             1,688
                                                                 ---------------
                                                                          12,596
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            19,795  Amazon.com, Inc.(2)                                    1,538
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
            37,118  eBay Inc.(2)                                             998
             5,401  Google Inc. Cl A(2)                                    3,048
                                                                 ---------------
                                                                           4,046
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
IT SERVICES - 2.8%
           119,925  Accenture Ltd. Cl A(3)                                 4,152
            77,448  International Business
                    Machines Corp.                                         8,314
           169,174  Western Union Co. (The)                                3,789
                                                                 ---------------
                                                                          16,255
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            14,252  Polaris Industries Inc.(4)                               619
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
             9,788  Invitrogen Corp.(2)                                      839
                                                                 ---------------
MACHINERY - 1.4%
            13,311  AGCO Corp.(2)                                            802
            34,006  Caterpillar Inc.                                       2,419
            51,602  Deere & Co.                                            4,528
             5,054  Parker-Hannifin Corp.                                    342
                                                                 ---------------
                                                                           8,091
                                                                 ---------------
MEDIA - 0.6%
            16,440  DIRECTV Group, Inc. (The)(2)                             371
            63,503  DISH Network Corp. Cl A(2)                             1,793
             5,573  Omnicom Group Inc.                                       253
            25,880  Viacom Inc. Cl B(2)                                    1,003
                                                                 ---------------
                                                                           3,420
                                                                 ---------------
METALS & MINING - 0.8%
            29,350  Freeport-McMoRan Copper &
                    Gold, Inc.                                             2,613
            18,958  Southern Copper Corp.(4)                               1,779
             4,878  Teck Cominco Ltd. Cl B                                   159
                                                                 ---------------
                                                                           4,551
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
           149,210  Xerox Corp.                                            2,298
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.2%
            53,203  Chevron Corp.                                          4,496
            93,057  ConocoPhillips                                         7,474
            22,265  EnCana Corp.(3)                                        1,474
           196,450  Exxon Mobil Corp.                                     16,973
            65,788  Occidental Petroleum Corp.                             4,465
             6,380  Petro-Canada                                             291
            15,935  Valero Energy Corp.                                      943
                                                                 ---------------
                                                                          36,116
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.2%
            76,130  Eli Lilly and Company                                  3,922
            28,828  Forest Laboratories, Inc.(2)                           1,146
           131,236  Johnson & Johnson                                      8,303
            51,105  King Pharmaceuticals, Inc.(2)                            536
            38,985  Merck & Co., Inc.                                      1,804
            49,797  Pfizer Inc.                                            1,165
            57,191  Sepracor Inc.(2)                                       1,615
                                                                 ---------------
                                                                          18,491
                                                                 ---------------
ROAD & RAIL - 0.5%
             8,331  Burlington Northern
                    Santa Fe Corp.                                           721
            11,119  CSX Corp.                                                539
             9,838  Norfolk Southern Corp.                                   535
             7,212  Union Pacific Corp.                                      902
                                                                 ---------------
                                                                           2,697
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
            16,330  Intel Corp.                                              346
            83,374  NVIDIA Corp.(2)                                        2,050
           122,941  Texas Instruments Inc.                                 3,803
            84,552  Xilinx, Inc.                                           1,849
                                                                 ---------------
                                                                           8,048
                                                                 ---------------
SOFTWARE - 2.1%
            52,076  Adobe Systems Inc.(2)                                  1,819
           204,409  Microsoft Corporation                                  6,664
            76,030  Oracle Corp.(2)                                        1,562
           143,259  Symantec Corp.(2)                                      2,569
                                                                 ---------------
                                                                          12,614
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            36,815  AutoZone, Inc.(2)                                      4,450
            33,276  Best Buy Co., Inc.                                     1,624
           121,417  RadioShack Corp.                                       2,107
           107,345  TJX Companies, Inc. (The)                              3,388
                                                                 ---------------
                                                                          11,569
                                                                 ---------------
TOBACCO - 0.5%
            25,204  Altria Group Inc.                                      1,911
            18,546  UST Inc.                                                 964
                                                                 ---------------
                                                                           2,875
                                                                 ---------------
TOTAL COMMON STOCKS                                                      326,028
(Cost $299,972)                                                  ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 13.6%
       $       105  FHLMC, 7.00%, 10/1/12(3)                                 110
             2,206  FHLMC, 4.50%, 1/1/19(3)                                2,208
               136  FHLMC, 6.50%, 1/1/28(3)                                  143
             1,104  FHLMC, 5.50%, 12/1/33(3)                               1,119
               280  FHLMC, 6.50%, 7/1/47(3)                                  288
            16,458  FNMA, 6.00%,
                    settlement date 2/12/08(6)                            16,887
             5,390  FNMA, 6.50%,
                    settlement date 2/12/08(6)                             5,595
                95  FNMA, 6.00%, 2/1/09(3)                                    97
                16  FNMA, 6.50%, 5/1/11(3)                                    16
               179  FNMA, 7.50%, 11/1/11(3)                                  186
                 1  FNMA, 6.50%, 10/1/12(3)                                    1
                13  FNMA, 6.50%, 5/1/13(3)                                    14
                 8  FNMA, 6.50%, 5/1/13(3)                                     8
                34  FNMA, 6.50%, 6/1/13(3)                                    35
                15  FNMA, 6.50%, 6/1/13(3)                                    16
                 4  FNMA, 6.50%, 6/1/13(3)                                     4
                32  FNMA, 6.50%, 6/1/13(3)                                    34
                 5  FNMA, 6.50%, 6/1/13(3)                                     6
               111  FNMA, 6.00%, 1/1/14(3)                                   115
               394  FNMA, 6.00%, 4/1/14(3)                                   408
             1,732  FNMA, 4.50%, 5/1/19(3)                                 1,738
               891  FNMA, 4.50%, 5/1/19(3)                                   894
             3,408  FNMA, 5.00%, 9/1/20(3)                                 3,457
                28  FNMA, 6.50%, 1/1/28(3)                                    30
               131  FNMA, 7.00%, 1/1/28(3)                                   140
               167  FNMA, 6.50%, 1/1/29(3)                                   174
               192  FNMA, 7.50%, 7/1/29(3)                                   209
                32  FNMA, 7.00%, 5/1/30(3)                                    34
                83  FNMA, 7.50%, 9/1/30(3)                                    90
               133  FNMA, 6.50%, 9/1/31(3)                                   139
                40  FNMA, 7.00%, 9/1/31(3)                                    43
               252  FNMA, 6.50%, 1/1/32(3)                                   263
               503  FNMA, 7.00%, 6/1/32(3)                                   536
               250  FNMA, 6.50%, 8/1/32(3)                                   261
             1,565  FNMA, 5.50%, 6/1/33(3)                                 1,589
             2,055  FNMA, 5.50%, 7/1/33(3)                                 2,086
             1,657  FNMA, 5.50%, 8/1/33(3)                                 1,682
             1,007  FNMA, 5.50%, 9/1/33(3)                                 1,022
             8,075  FNMA, 5.00%, 11/1/33(3)                                8,056
             7,367  FNMA, 5.50%, 1/1/34(3)                                 7,479
             4,944  FNMA, 4.50%, 9/1/35(3)                                 4,807
             5,670  FNMA, 5.00%, 2/1/36(3)                                 5,650
             2,571  FNMA, 5.50%, 4/1/36(3)                                 2,607
             3,626  FNMA, 6.50%, 8/1/37(3)                                 3,738
               136  FNMA, 6.50%, 6/1/47(3)                                   139
               358  FNMA, 6.50%, 8/1/47(3)                                   367
               504  FNMA, 6.50%, 8/1/47(3)                                   517
               459  FNMA, 6.50%, 9/1/47(3)                                   469
               454  FNMA, 6.50%, 9/1/47(3)                                   465
               786  FNMA, 6.50%, 9/1/47(3)                                   805
                61  FNMA, 6.50%, 9/1/47(3)                                    63
               564  FNMA, 6.50%, 9/1/47(3)                                   578
               222  GNMA, 7.00%, 4/20/26(3)                                  237
               117  GNMA, 7.50%, 8/15/26(3)                                  127
                35  GNMA, 7.00%, 2/15/28(3)                                   38
                77  GNMA, 7.50%, 2/15/28(3)                                   84

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
                59  GNMA, 7.00%, 12/15/28(3)                                  63
                16  GNMA, 8.00%, 12/15/29(3)                                  18
               261  GNMA, 7.00%, 5/15/31(3)                                  279
             1,619  GNMA, 5.50%, 11/15/32(3)                               1,654
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                79,917
(Cost $78,523)                                                   ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(5) - 10.4%
             2,341  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(3)                                      2,337
            12,260  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 2/1/08(3)                                         196
             2,169  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(3)                       2,131
               900  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(3)                         881
             2,330  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(3)                        2,325
            16,394  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.75%, 2/1/08(3)                                         423
             1,359  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 4.35%, 2/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps
                    (Acquired 6/5/06,
                    Cost $1,359)(3)(7)                                     1,323
             2,900  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(3)                                      2,822
                75  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 4.34%,
                    2/15/08, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $75)(3)(7)                                           75
                49  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 4.39%,
                    2/15/08, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $49)(3)(7)                                           48
             4,915  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(3)                                     4,917
               500  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B, VRN,
                    7.56%, 2/11/08(3)                                        532
               800  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(3)                                        834
             1,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3
                    SEQ, 6.13%, 4/15/37(3)                                 1,040
             5,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(3)                                     5,285
             1,512  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(3)                                     1,519
             1,200  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 4.42%, 2/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $1,200)(3)(7)                                     1,161
               271  FHLMC, Series 77, Class H,
                    8.50%, 9/15/20(3)                                        299
               429  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16(3)                                         433

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
             1,747  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(3)                                      1,767
             1,200  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(3)                              1,190
               904  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(3)                                       909
             2,759  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(3)                              2,812
             3,498  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(3)                        3,466
             1,660  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(3)                        1,644
               330  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 4.63%, 2/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $330)(3)(7)                                         317
               330  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    4.63%, 2/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps(3)                                    310
             1,468  J.P. Morgan Mortgage Trust,
                    Series 2005 A8, Class 6A2,
                    5.13%, 11/25/35(3)                                     1,479
             3,200  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(3)                              3,095
               900  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(3)                                889
             1,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(3)                                        999
             1,320  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(3)                              1,317
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(3)                              2,941
               400  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31(3)                                387
               267  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    4.32%, 2/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $267)(3)(7)                                 257
               107  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33(3)                                       110
               816  Merrill Lynch Floating Trust, Series
                    2006-1, Class A1, VRN, 4.31%,
                    2/15/08, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps (Acquired 10/31/06,
                    Cost $816)(3)(7)                                         797
               873  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 3.50%, 2/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(3)                               838
             3,395  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(3)                            3,358
               875  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(3)                                        882
             2,493  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37(3)                       2,528
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                 60,873
(Cost $60,810)                                                   ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 8.7%
             1,640  U.S. Treasury Bonds,
                    8.125%, 8/15/19(3)(4)                                  2,276
             1,165  U.S. Treasury Bonds,
                    8.125%, 8/15/21(3)(4)                                  1,649
             4,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(3)(4)                                  5,299
               310  U.S. Treasury Bonds,
                    6.25%, 5/15/30(3)(4)                                     394
               929  U.S. Treasury Bonds,
                    4.75%, 2/15/37(3)(4)                                     991
             6,513  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(3)(4)                           7,228
             2,848  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(3)(4)                            3,020
             2,957  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(3)                               3,155
             5,500  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)(4)                                 5,919
             7,000  U.S. Treasury Notes,
                    4.125%, 8/31/12(3)(4)                                  7,420
             4,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(3)(4)                                   4,264
             7,600  U.S. Treasury Notes,
                    4.50%, 11/15/15(3)(4)                                  8,173
             1,138  U.S. Treasury Notes,
                    4.625%, 2/15/17(3)(4)                                  1,229
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            51,017
(Cost $47,747)                                                   ---------------

CORPORATE BONDS - 8.2%
AEROSPACE & DEFENSE - 0.3%
               262  Honeywell International Inc.,
                    5.30%, 3/15/17(3)                                        269
               378  Lockheed Martin Corp.,
                    6.15%, 9/1/36(3)                                         393
               530  United Technologies Corp.,
                    4.375%, 5/1/10(3)                                        542
               454  United Technologies Corp.,
                    6.05%, 6/1/36(3)                                         474
                                                                 ---------------
                                                                           1,678
                                                                 ---------------
AUTOMOBILES - 0.1%
               260  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11(3)                                271
               330  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(3)                                358
                                                                 ---------------
                                                                             629
                                                                 ---------------
BEVERAGES - 0.4%
               580  Coca-Cola Co. (The),
                    5.35%, 11/15/17(3)                                       609
               460  Diageo Capital plc,
                    5.75%, 10/23/17(3)                                       474
               421  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $428)(3)(7)                                         423
               280  PepsiCo, Inc., 4.65%, 2/15/13(3)                         292
               670  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $670)(3)(7)                                         714
                                                                 ---------------
                                                                           2,512
                                                                 ---------------
CAPITAL MARKETS - 0.2%
               331  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(3)                                         329
               609  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(3)                                         612
                                                                 ---------------
                                                                             941
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
CHEMICALS(1)
               240  Rohm and Haas Co.,
                    5.60%, 3/15/13(3)                                        251
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
               450  PNC Bank N.A.,
                    4.875%, 9/21/17(3)                                       425
               290  PNC Bank N.A.,
                    6.00%, 12/7/17(3)                                        297
               328  PNC Funding Corp.,
                    5.125%, 12/14/10(3)                                      337
               373  Wachovia Bank N.A.,
                    4.80%, 11/1/14(3)                                        363
               583  Wachovia Bank N.A.,
                    4.875%, 2/1/15(3)                                        567
               516  Wells Fargo & Co.,
                    4.625%, 8/9/10(3)                                        527
               350  Wells Fargo & Co.,
                    4.375%, 1/31/13(3)                                       351
                                                                 ---------------
                                                                           2,867
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(1)
               230  Pitney Bowes, Inc.,
                    5.75%, 9/15/17(3)                                        238
                                                                 ---------------
CONSUMER FINANCE - 0.1%
               250  American Express Centurion Bank,
                    4.375%, 7/30/09(3)                                       252
               300  American Express Centurion Bank,
                    5.55%, 10/17/12(3)                                       312
                                                                 ---------------
                                                                             564
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
               820  Bank of America Corp.,
                    4.375%, 12/1/10(3)                                       840
               420  Bank of America N.A.,
                    5.30%, 3/15/17(3)                                        419
               360  Bank of America N.A.,
                    6.00%, 10/15/36(3)                                       351
               402  Citigroup Inc., 5.00%, 9/15/14(3)                        393
               340  General Electric Capital Corp.,
                    6.125%, 2/22/11(3)                                       363
               450  General Electric Capital Corp.,
                    5.625%, 9/15/17(3)                                       466
               516  John Deere Capital Corp.,
                    4.50%, 8/25/08(3)                                        519
               532  John Deere Capital Corp.,
                    5.50%, 4/13/17(3)                                        549
               450  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $449)(3)(7)                                         480
                                                                 ---------------
                                                                           4,380
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
               517  AT&T Corp., 7.30%, 11/15/11(3)                           570
               350  AT&T Inc., 6.80%, 5/15/36(3)                             371
                70  BellSouth Corp.,
                    6.875%, 10/15/31(3)                                       73
               600  British Telecommunications plc,
                    5.95%, 1/15/18(3)                                        617
               219  Embarq Corp., 7.08%, 6/1/16(3)                           222
               120  Qwest Corp., 7.875%, 9/1/11(3)                           124
               200  Qwest Corp., 7.50%, 10/1/14(3)                           202
               490  Telecom Italia Capital SA,
                    4.00%, 1/15/10(3)                                        485
               220  Telecom Italia Capital SA,
                    5.25%, 10/1/15(3)                                        215
               280  Telefonica Emisiones SAU,
                    7.05%, 6/20/36(3)                                        311
               304  Verizon Communications Inc.,
                    5.55%, 2/15/16(3)                                        311
               216  Verizon Communications Inc.,
                    6.25%, 4/1/37(3)                                         218
                                                                 ---------------
                                                                           3,719
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15(3)                                         426
               401  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(3)                                  400
               266  Florida Power Corp.,
                    4.50%, 6/1/10(3)                                         273
               230  Florida Power Corp.,
                    6.35%, 9/15/37(3)                                        244
               345  Southern California Edison Co.,
                    5.625%, 2/1/36(3)                                        331
               190  Toledo Edison Co.,
                    6.15%, 5/15/37(3)                                        178
                                                                 ---------------
                                                                           1,852
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
               320  Rockwell Automation, Inc.,
                    6.25%, 12/1/37(3)                                        333
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
               330  CVS Caremark Corp.,
                    5.75%, 6/1/17(3)                                         342
               449  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(3)                                        457
               468  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27(3)                                        463
               330  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37(3)                                        348
                                                                 ---------------
                                                                           1,610
                                                                 ---------------
FOOD PRODUCTS - 0.4%
               690  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $676)(3)(7)                                         692
               350  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $350)(3)(7)                                         354
               170  General Mills Inc.,
                    5.65%, 9/10/12(3)                                        177
               220  Kellogg Co., 6.60%, 4/1/11(3)                            236
               320  Kellogg Co., 5.125%, 12/3/12(3)                          331
               330  Kraft Foods Inc.,
                    6.00%, 2/11/13(3)                                        346
                                                                 ---------------
                                                                           2,136
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
               710  Baxter Finco BV,
                    4.75%, 10/15/10(3)                                       728
               500  Baxter International Inc.,
                    5.90%, 9/1/16(3)                                         531
               230  Baxter International Inc.,
                    6.25%, 12/1/37(3)                                        238
                                                                 ---------------
                                                                           1,497
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
               230  McDonald's Corp.,
                    6.30%, 10/15/37(3)                                       237
               540  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(3)                                        533
               460  Yum! Brands, Inc.,
                    6.875%, 11/15/37(3)                                      449
                                                                 ---------------
                                                                           1,219
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
               230  Kimberly-Clark Corp.,
                    6.125%, 8/1/17(3)                                        248
               320  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(3)                                         320
                                                                 ---------------
                                                                             568
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.3%
             1,208  General Electric Co.,
                    5.00%, 2/1/13(3)                                       1,249
               230  General Electric Co.,
                    5.25%, 12/6/17(3)                                        233
                                                                 ---------------
                                                                           1,482
                                                                 ---------------
INSURANCE - 0.4%
               560  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $559)(3)(7)                                         562
               423  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(3)                                               419
               460  Lincoln National Corp.,
                    6.30%, 10/9/37(3)                                        448
               320  Prudential Financial, Inc.,
                    6.00%, 12/1/17(3)                                        329
               270  Prudential Financial, Inc.,
                    5.40%, 6/13/35(3)                                        224
               230  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(3)                                        226
                                                                 ---------------
                                                                           2,208
                                                                 ---------------
IT SERVICES - 0.1%
               480  International Business Machines
                    Corp., 5.70%, 9/14/17(3)                                 506
                                                                 ---------------
MACHINERY - 0.1%
               230  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $230)(3)(7)                                         234
               230  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12(3)                                 236
                                                                 ---------------
                                                                             470
                                                                 ---------------
MEDIA - 0.4%
               489  Comcast Corp.,
                    5.90%, 3/15/16(3)                                        494
               271  News America Holdings,
                    7.75%, 1/20/24(3)                                        303
               680  Rogers Cable Inc.,
                    6.25%, 6/15/13(3)                                        714
               650  Time Warner Cable Inc.,
                    5.40%, 7/2/12(3)                                         662
               195  Time Warner Inc.,
                    5.50%, 11/15/11(3)                                       197
                70  Time Warner Inc.,
                    7.625%, 4/15/31(3)                                        76
                                                                 ---------------
                                                                           2,446
                                                                 ---------------
METALS & MINING - 0.1%
               470  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $470)(3)(7)                                         487
               197  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $197)(3)(7)                                189
                                                                 ---------------
                                                                             676
                                                                 ---------------
MULTI-UTILITIES - 0.6%
               529  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(3)                                  529
               230  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17(3)                                237
               330  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(3)                                  316
               454  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16(3)                                        467

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               645  Dominion Resources Inc.,
                    4.125%, 2/15/08(3)                                       646
               258  Dominion Resources Inc.,
                    4.75%, 12/15/10(3)                                       263
               460  NSTAR Electric Co.,
                    5.625%, 11/15/17(3)                                      480
               270  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(3)                                         269
               163  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(3)                                         157
                                                                 ---------------
                                                                           3,364
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               175  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(3)                                        171
               240  Kohl's Corp., 6.875%, 12/15/37(3)                        226
               600  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(3)                                       594
                                                                 ---------------
                                                                             991
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
               260  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(3)                                        262
               230  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39(3)                                         235
               785  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(3)                                         800
               260  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17(3)                                        271
               340  Nexen Inc., 6.40%, 5/15/37(3)                            330
               613  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(3)                                 656
               270  Tesoro Corp., 6.25%, 11/1/12(3)                          270
               200  Tesoro Corp., 6.50%, 6/1/17(3)                           196
               120  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37(3)                                       120
               342  XTO Energy Inc.,
                    5.30%, 6/30/15(3)                                        345
               272  XTO Energy Inc.,
                    6.10%, 4/1/36(3)                                         271
                                                                 ---------------
                                                                           3,756
                                                                 ---------------
PHARMACEUTICALS - 0.5%
               450  Abbott Laboratories,
                    5.875%, 5/15/16(3)                                       481
               230  Abbott Laboratories,
                    6.15%, 11/30/37(3)                                       241
             1,020  AstraZeneca plc,
                    5.40%, 9/15/12(3)                                      1,080
               360  AstraZeneca plc,
                    5.90%, 9/15/17(3)                                        382
               532  Wyeth, 5.95%, 4/1/37(3)                                  527
                                                                 ---------------
                                                                           2,711
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
               490  ProLogis, 5.625%, 11/15/16(3)                            452
                                                                 ---------------
ROAD & RAIL - 0.1%
               340  Union Pacific Corp.,
                    5.75%, 11/15/17(3)                                       344
                                                                 ---------------
SOFTWARE - 0.1%
               254  Intuit Inc., 5.75%, 3/15/17(3)                           254
               545  Oracle Corp., 5.00%, 1/15/11(3)                          559
                                                                 ---------------
                                                                             813
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL(1)
               230  Lowe's Companies, Inc.,
                    5.60%, 9/15/12(3)                                        242
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
               367  Nextel Communications Inc.,
                    5.95%, 3/15/14(3)                                        324
               313  Vodafone Group plc,
                    5.625%, 2/27/17(3)                                       315
                                                                 ---------------
                                                                             639
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     48,094
(Cost $47,231)                                                   ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 1.8%
             1,976  FHLMC, 6.80%, 8/1/36(3)                                2,024
             2,607  FHLMC, 6.00%, 11/1/36(3)                               2,678
             1,695  FNMA, 6.49%, 5/1/36(3)                                 1,745
             1,125  FNMA, 6.42%, 9/1/36(3)                                 1,164
             1,188  FNMA, 6.46%, 9/1/36(3)                                 1,228
             1,350  FNMA, 5.97%, 6/1/37(3)                                 1,388
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                         10,227
(Cost $10,148)                                                   ---------------

ASSET-BACKED SECURITIES(5) - 1.4%
                88  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    3.44%, 2/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(3)                                     87
               489  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    3.42%, 2/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(3)                                    483
               649  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.30%, 2/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(3)                                               649
             2,500  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    4.79%, 2/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(3)                                  2,472
             1,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11(3)                                     1,017
                71  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 3.42%, 2/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(3)                                                71
               641  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    3.42%, 2/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(3)                                    630
               429  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 3.32%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps(3)                                          430

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               255  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 3.34%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(3)                                               255
             1,790  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 3.56%,
                    4/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps(3)                                             1,780
               508  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 3.42%, 2/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(3)                               504
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                              8,378
(Cost $8,420)                                                    ---------------

MUNICIPAL SECURITIES - 0.1%
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(3)                                         795
                                                                 ---------------
(Cost $804)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
               145  Hydro Quebec, 8.40%, 1/15/22(3)                          199
               575  Province of Quebec,
                    5.00%, 7/17/09(3)                                        593
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                       792
(Cost $751)                                                      ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $20,467), in a joint trading account
at 1.50%, dated 1/31/08, due 2/1/08
(Delivery value $20,001)(3)                                               20,000
                                                                 ---------------
(Cost $20,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(8) - 6.6%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $15,001)                                       15,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 1/31/08, due 2/1/08
(Delivery value $15,001)                                                  15,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.87%, dated 1/31/08, due 2/1/08
(Delivery value $8,732)                                                    8,731
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             38,731
(Cost $38,731)                                                   ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 109.8%                                     644,852
                                                                 ---------------
(Cost $613,137)

OTHER ASSETS AND LIABILITIES - (9.8)%                                   (57,721)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $    587,131
                                                                 ===============

FUTURES CONTRACTS
                                                         ($ IN THOUSANDS)
                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                   Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
 29 S&P 500 E-Mini Futures         March 2008       $  1,994           $  (62)
353 U.S. Treasury 2-Year Notes     March 2008         75,266            1,378
803 U.S. Treasury 5-Year Notes     March 2008         90,739            3,565
                                                 -------------------------------
                                                    $167,999           $4,881
                                                 ===============================

                                                         ($ IN THOUSANDS)
                                   Expiration    Underlying Face     Unrealized
Contracts Sold                        Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
100 U.S. Long Bond                 March 2008        $11,931          $  (507)
404 U.S. Treasury 10-Year Notes    March 2008         47,155           (2,092)
                                                 -------------------------------
                                                     $59,086          $(2,599)
                                                 ===============================

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SWAP AGREEMENTS ($ IN THOUSANDS)
Notional                                                             Unrealized
Amount         Description of Agreement          Expiration Date     Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$9,700         Pay quarterly a fixed rate        June 2012              $321
               equal to 0.35% multiplied by
               the notional amount and receive
               from Barclays Bank plc upon
               each default event of one of
               the issues of Dow Jones CDX
               N.A. Investment Grade 8, par
               value of the proportional
               notional amount.
 1,940         Pay quarterly a fixed rate        September 2012           12
               equal to 0.47% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of JPMorgan Chase
               & Co., par value of the
               proportional notional amount.
 2,590         Pay quarterly a fixed rate        September 2012           61
               equal to 0.63% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Morgan Stanley,
               par value of the proportional
               notional amount.
 2,590         Pay quarterly a fixed rate        September 2012          116
               equal to 1.32% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Bear Stearns
               Companies Inc. (The), par value
               of the proportional notional
               amount.
 1,130         Pay quarterly a fixed rate        December 2012             5
               equal to 0.40% multiplied by
               the notional amount and receive
               from Bank of America N.A. upon
               each default event of FHLMC,
               par value of the proportional
               notional amount.
 1,160         Pay quarterly a fixed rate        December 2012             3
               equal to 0.70% multiplied by
               the notional amount and receive
               from Morgan Stanley Capital
               Services, Inc. upon each
               default event of Citigroup
               Inc., par value of the
               proportional notional amount.
 1,100         Pay quarterly a fixed rate        December 2012             1
               equal to 0.72% multiplied by
               the notional amount and receive
               from Deutsche Bank AG upon each
               default event of Barclays Bank
               plc, par value of the
               proportional notional amount.
   580         Pay quarterly a fixed rate        December 2012            10
               equal to 0.73% multiplied by
               the notional amount and
               receive from Barclays Bank plc
               upon each default event of
               American International Group,
               Inc., par value of the
               proportional notional amount.
   580         Pay quarterly a fixed rate        December 2012             -
               equal to 2.45% multiplied by
               the notional amount and
               receive from Bank of America
               N.A. upon each default event
               of Toll Brothers Finance
               Corp., par value of the
               proportional notional amount.
   580         Pay quarterly a fixed rate        December 2012            (9)
               equal to 2.85% multiplied by
               the notional amount and
               receive from Barclays Bank plc
               upon each default event of
               Toll Brothers Finance Corp.,
               par value of the proportional
               notional amount.
 2,650         Pay quarterly a fixed rate        March 2017               33
               equal to 0.12% multiplied by
               the notional amount and
               receive from Barclays Bank plc
               upon each default event of
               Pfizer Inc., par value of the
               proportional notional amount.
 1,290         Pay quarterly a fixed rate        September 2017           33
               equal to 0.64% multiplied by
               the notional amount and
               receive from Deutsche Bank AG
               upon each default event of
               JPMorgan Chase & Co., par
               value of the proportional
               notional amount.
   240         Pay quarterly a fixed rate        March 2013                -
               equal to 0.70% multiplied by
               the notional amount and
               receive from Barclays Bank plc
               upon each default event of
               Rohm & Haas Company, par value
               of the proportional notional
               amount.
                                                                     -----------
                                                                        $586
                                                                     ===========

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective January 31, 2008.
(1) Industry is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(4) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $40,811 (in thousands).
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2008 was $8,113 (in thousands), which represented 1.4% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at January 31, 2008 was $41,421 (in thousands).

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $616,186
                                                                 ===============
Gross tax appreciation of investments                                  $ 46,103
Gross tax depreciation of investments                                   (17,437)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $ 28,666
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 6.6%
             1,841  Honeywell International Inc.                    $    108,749
             2,804  Raytheon Co.                                         182,652
             1,765  United Technologies Corp.                            129,569
                                                                 ---------------
                                                                         420,970
                                                                 ---------------
AIRLINES - 0.6%
             1,443  Continental Airlines Inc. Cl B(1)                     39,264
                                                                 ---------------
AUTO COMPONENTS - 2.2%
             2,788  BorgWarner, Inc.                                     141,101
                                                                 ---------------
BEVERAGES - 4.8%
             2,580  Coca-Cola Company (The)                              152,659
             2,281  PepsiCo, Inc.                                        155,541
                                                                 ---------------
                                                                         308,200
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
             1,598  Gilead Sciences, Inc.(1)                              73,013
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
               716  Masco Corp.                                           16,418
                                                                 ---------------
CAPITAL MARKETS - 5.1%
             1,833  Charles Schwab Corp. (The)                            40,876
             5,315  Invesco Ltd.                                         144,674
             1,039  Northern Trust Corp.                                  76,221
             1,990  Waddell & Reed Financial Inc.                         66,028
                                                                 ---------------
                                                                         327,799
                                                                 ---------------
CHEMICALS - 1.9%
             1,082  Monsanto Co.                                         121,660
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.4%
             2,139  ADC Telecommunications, Inc.(1)                       31,636
             3,907  Cisco Systems Inc.(1)                                 95,722
             3,150  QUALCOMM Inc.                                        133,622
               228  Research In Motion Ltd.(1)                            21,405
                                                                 ---------------
                                                                         282,385
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
             1,462  Apple Inc.(1)                                        197,896

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             4,075  Dell Inc.(1)                                          81,663
                                                                 ---------------
                                                                         279,559
                                                                 ---------------
DIVERSIFIED - 0.9%
             1,019  iShares Russell 1000 Growth
                    Index Fund                                            57,044
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
                81  CME Group Inc.                                        50,131
               227  IntercontinentalExchange Inc.(1)                      31,771
                                                                 ---------------
                                                                          81,902
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
               463  FPL Group, Inc.                                       29,854
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.8%
             1,880  Cooper Industries, Ltd. Cl A                          83,735
             3,121  Emerson Electric Co.                                 158,672
                                                                 ---------------
                                                                         242,407
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
             2,012  Flextronics International Ltd.(1)                     23,540
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
             1,311  Cameron International Corp.(1)                        52,781
               856  Schlumberger Ltd.                                     64,594
                                                                 ---------------
                                                                         117,375
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.7%
             1,886  Costco Wholesale Corp.                               128,134
             2,170  Wal-Mart Stores, Inc.                                110,410
                                                                 ---------------
                                                                         238,544
                                                                 ---------------
FOOD PRODUCTS - 1.1%
                71  Nestle SA ORD                                         31,712
               638  Wm. Wrigley Jr. Co.                                   36,640
                                                                 ---------------
                                                                          68,352
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
               148  Alcon, Inc.                                           21,016
             2,816  Baxter International Inc.                            171,043
             1,773  Becton, Dickinson & Co.                              153,418
               779  C.R. Bard, Inc.                                       75,228
             1,475  DENTSPLY International Inc.                           60,932

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               219  Gen-Probe Inc.(1)                                     12,516
               268  Idexx Laboratories, Inc.(1)                           15,107
               132  Intuitive Surgical Inc.(1)                            33,528
                                                                 ---------------
                                                                         542,788
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
               638  VCA Antech Inc.(1)                                    24,665
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
               600  KB Home                                               16,500
               206  Mohawk Industries Inc.(1)                             16,464
                                                                 ---------------
                                                                          32,964
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.0%
             2,891  Procter & Gamble Co. (The)                           190,661
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
             1,026  General Electric Co.                                  36,331
                                                                 ---------------
INSURANCE - 1.4%
             1,759  Chubb Corp.                                           91,099
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
               631  Amazon.com, Inc.(1)                                   49,029
               264  Priceline.com Inc.(1)                                 28,649
                                                                 ---------------
                                                                          77,678
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
               232  Google Inc. Cl A(1)                                  130,918
                                                                 ---------------
IT SERVICES - 0.9%
               782  DST Systems, Inc.(1)                                  55,913
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.3%
               286  Illumina, Inc.(1)                                     18,218
             2,513  Thermo Fisher Scientific Inc.(1)                     129,395
                                                                 ---------------
                                                                         147,613
                                                                 ---------------
MACHINERY - 3.2%
               228  Caterpillar Inc.                                      16,220
             1,581  Eaton Corp.                                          130,843

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
               685  Valmont Industries, Inc.                              57,335
                                                                 ---------------
                                                                         204,398
                                                                 ---------------
MEDIA - 2.2%
             3,700  Viacom Inc. Cl B(1)                                  143,412
                                                                 ---------------
METALS & MINING - 0.9%
               655  Freeport-McMoRan Copper &
                    Gold, Inc.                                            58,315
                                                                 ---------------
MULTILINE RETAIL - 0.3%
               806  Family Dollar Stores, Inc.                            16,950
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.8%
             1,435  Apache Corp.                                         136,956
             1,456  Devon Energy Corporation                             123,731
             2,156  XTO Energy Inc.                                      111,983
                                                                 ---------------
                                                                         372,670
                                                                 ---------------
PHARMACEUTICALS - 4.2%
             2,027  Allergan, Inc.                                       136,194
               588  Barr Pharmaceuticals Inc.(1)                          30,688
               330  Johnson & Johnson                                     20,876
             1,311  Novo Nordisk AS B Shares ORD                          82,413
                                                                 ---------------
                                                                         270,171
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
               310  Weingarten Realty Investors                           10,422
                                                                 ---------------
ROAD & RAIL - 0.3%
               129  Union Pacific Corp.                                   16,129
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
             6,762  Intel Corp.                                          143,354
             2,394  Intersil Corp. Cl A                                   55,134
             1,106  Linear Technology Corp.                               30,603
             1,143  MEMC Electronic Materials Inc.(1)                     81,679
                                                                 ---------------
                                                                         310,770
                                                                 ---------------
SOFTWARE - 7.1%
             1,236  Electronic Arts Inc.(1)                               58,549
             8,666  Microsoft Corporation                                282,511
             5,344  Oracle Corp.(1)                                      109,819
                                                                 ---------------
                                                                         450,879
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 3.9%
             2,450  Lowe's Companies, Inc.                                64,778
             3,155  TJX Companies, Inc. (The)                             99,572
             2,813  Urban Outfitters Inc.(1)                              81,577
                                                                 ---------------
                                                                         245,927
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.7%                                    6,300,060
                                                                 ---------------
(Cost $6,004,737)

OTHER ASSETS AND LIABILITIES - 1.3%                                       85,789
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  6,385,849
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date                Value          Gain (Loss)
--------------------------------------------------------------------------------
 23,582  CHF for USD             2/29/08             $21,817           $(251)
271,606  DKK for USD             2/29/08              54,174            (404)
                                                   -----------------------------
                                                     $75,991           $(655)
                                                   =============================
(Value on Settlement Date $75,336)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of January 31, 2008, securities with an aggregate value of $114,125, which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 6,057,024
                                                                 ===============
Gross tax appreciation of investments                               $   445,663
Gross tax depreciation of investments                                  (202,627)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   243,036
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 1.1%
            58,300  Northrop Grumman Corp.                          $  4,626,688
                                                                 ---------------
BEVERAGES - 1.9%
            87,800  Coca-Cola Company (The)                            5,195,126
            71,400  Pepsi Bottling Group Inc.                          2,488,290
                                                                 ---------------
                                                                       7,683,416
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
            52,700  Amgen Inc.(1)                                      2,455,293
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            46,400  Bank of New York
                    Mellon Corp. (The)                                 2,163,632
            10,580  Bear Stearns
                    Companies Inc. (The)(2)                              955,374
            89,200  Merrill Lynch & Co., Inc.                          5,030,880
           101,300  Morgan Stanley                                     5,007,259
                                                                 ---------------
                                                                      13,157,145
                                                                 ---------------
CHEMICALS - 2.3%
           114,000  du Pont (E.I.) de Nemours & Co.                    5,150,520
            60,900  PPG Industries, Inc.                               4,024,881
                                                                 ---------------
                                                                       9,175,401
                                                                 ---------------
COMMERCIAL BANKS - 6.1%
            84,800  National City Corp.                                1,508,592
            42,000  PNC Financial Services Group                       2,756,040
           175,700  U.S. Bancorp                                       5,965,015
           143,800  Wachovia Corp.                                     5,598,134
           267,600  Wells Fargo & Co.                                  9,101,076
                                                                 ---------------
                                                                      24,928,857
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
            30,500  Avery Dennison Corp.                               1,580,510
            75,600  R.R. Donnelley & Sons Company                      2,637,684
            81,000  Waste Management, Inc.                             2,627,640
                                                                 ---------------
                                                                       6,845,834
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
            80,800  Motorola, Inc.                                       931,624
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
           106,400  Hewlett-Packard Co.                                4,655,000
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.3%
            59,400  Discover Financial Services                        1,039,500
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
           126,300  H&R Block, Inc.                                    2,433,801
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.4%
           298,700  Bank of America Corp.                             13,247,345
           494,200  Citigroup Inc.                                    13,946,324
           230,000  JPMorgan Chase & Co.                              10,936,500
                                                                 ---------------
                                                                      38,130,169
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.2%
           382,100  AT&T Inc.                                         14,707,029
           170,100  Verizon Communications Inc.                        6,606,684
                                                                 ---------------
                                                                      21,313,713
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
            76,400  Exelon Corporation                                 5,820,916
            97,700  PPL Corporation                                    4,779,484
                                                                 ---------------
                                                                      10,600,400
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
            30,400  National Oilwell Varco, Inc.(1)                    1,830,992
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.7%
           105,000  Kroger Co. (The)                                   2,672,250
            70,000  Walgreen Co.                                       2,457,700
           111,900  Wal-Mart Stores, Inc.                              5,693,472
                                                                 ---------------
                                                                      10,823,422
                                                                 ---------------
FOOD PRODUCTS - 1.0%
           120,200  Unilever N.V. New York Shares                      3,908,904
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
            57,600  Medtronic, Inc.                                    2,682,432
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
            26,900  Quest Diagnostics Inc.                             1,326,708
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
            28,800  McDonald's Corp.                                   1,542,240
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
           115,800  Newell Rubbermaid Inc.                             2,793,096
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
            66,000  NRG Energy Inc.(1)                                 2,546,940
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.0%
           513,800  General Electric Co.                              18,193,658
            52,100  Tyco International Ltd.                            2,050,656
                                                                 ---------------
                                                                      20,244,314
                                                                 ---------------
INSURANCE - 6.4%
            91,400  Allstate Corp.                                     4,503,278
           182,800  American International Group, Inc.                10,083,248
            56,800  Hartford Financial Services
                    Group Inc. (The)                                   4,587,736
            68,300  Loews Corp.                                        3,188,927
            33,400  Marsh & McLennan
                    Companies, Inc.                                      921,840
            45,600  Torchmark Corp.                                    2,784,336
                                                                 ---------------
                                                                      26,069,365
                                                                 ---------------
IT SERVICES - 1.8%
            37,700  Fiserv, Inc.(1)                                    1,936,649
            48,500  International Business
                    Machines Corp.                                     5,205,990
                                                                 ---------------
                                                                       7,142,639
                                                                 ---------------
MACHINERY - 3.3%
            45,600  Caterpillar Inc.                                   3,243,984
            14,600  Deere & Co.                                        1,281,296
            67,600  Dover Corp.                                        2,728,336
            80,300  Ingersoll-Rand Company Ltd. Cl A                   3,173,456
            42,300  Parker-Hannifin Corp.                              2,859,903
                                                                 ---------------
                                                                      13,286,975
                                                                 ---------------
MEDIA - 3.3%
           120,900  Gannett Co., Inc.                                  4,473,300
           326,900  Time Warner Inc.                                   5,145,406
            95,300  Viacom Inc. Cl B(1)                                3,693,828
                                                                 ---------------
                                                                      13,312,534
                                                                 ---------------
METALS & MINING - 0.6%
            44,800  Nucor Corp.                                        2,589,440
                                                                 ---------------
MULTILINE RETAIL - 0.6%
            55,700  Kohl's Corp.(1)                                    2,542,148
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.6%
           156,400  Xerox Corp.                                        2,408,560
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.7%
           165,700  Chevron Corp.                                     14,001,650
           121,300  ConocoPhillips                                     9,742,816
            12,200  Devon Energy Corporation                           1,036,756
           237,800  Exxon Mobil Corp.                                 20,545,919
           144,300  Royal Dutch Shell plc ADR                         10,304,463
                                                                 ---------------
                                                                      55,631,604
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
            72,200  Weyerhaeuser Co.                                   4,889,384
                                                                 ---------------
PHARMACEUTICALS - 8.6%
            62,900  Abbott Laboratories                                3,541,270
            56,400  Eli Lilly and Company                              2,905,728
           157,000  Johnson & Johnson                                  9,931,820
            67,000  Merck & Co., Inc.                                  3,100,760
           456,100  Pfizer Inc.                                       10,668,179
           116,600  Wyeth                                              4,640,680
                                                                 ---------------
                                                                      34,788,437
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.9%
            95,500  Applied Materials, Inc.                            1,711,360
            85,400  Intel Corp.                                        1,810,480
                                                                 ---------------
                                                                       3,521,840
                                                                 ---------------
SOFTWARE - 1.7%
           136,300  Microsoft Corporation                              4,443,380
           122,900  Oracle Corp.(1)                                    2,525,595
                                                                 ---------------
                                                                       6,968,975
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
            62,700  Best Buy Co., Inc.                                 3,060,387
            92,200  Gap, Inc. (The)                                    1,762,864
            85,000  Home Depot, Inc. (The)                             2,606,950
           121,200  Staples, Inc.                                      2,901,528
                                                                 ---------------
                                                                      10,331,729
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            31,800  VF Corp.                                           2,460,366
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
            45,903  Countrywide Financial Corp.(2)                       319,485

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           160,600  Freddie Mac                                        4,880,634
            72,100  MGIC Investment Corp.(2)                           1,333,850
           103,300  Washington Mutual, Inc.(2)                         2,057,736
                                                                 ---------------
                                                                       8,591,705
                                                                 ---------------
TOBACCO - 1.0%
            51,500  Altria Group Inc.                                  3,904,730
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
           219,900  Sprint Nextel Corp.                                2,315,547
                                                                 ---------------
TOTAL COMMON STOCKS                                                  396,431,867
(Cost $328,698,242)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $3,991,060), in a joint trading account
at 1.50%, dated 1/31/08, due 2/1/08
(Delivery value $3,900,163)                                            3,900,000
                                                                 ---------------
(Cost $3,900,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.1%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $450,039)                                     450,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 1/31/08, due 2/1/08
(Delivery value $450,039)                                                450,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a
pooled account at the lending agent), 2.87%,
dated 1/31/08, due 2/1/08
(Delivery value $3,370,824)                                            3,370,555
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          4,270,555
(Cost $4,270,555)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                  404,602,422
                                                                 ---------------
(Cost $336,868,797)

OTHER ASSETS AND LIABILITIES - 0.3%                                    1,099,408
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $405,701,830
                                                                 ===============

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $4,508,889.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $337,249,475
                                                                 ===============
Gross tax appreciation of investments                              $ 88,913,349
Gross tax depreciation of investments                               (21,560,402)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 67,352,947
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 11.1%
             6,129  Honeywell International Inc.                    $    362,040
             7,520  Raytheon Co.                                         489,853
             6,534  United Technologies Corp.                            479,661
                                                                 ---------------
                                                                       1,331,554
                                                                 ---------------
AUTO COMPONENTS - 4.1%
             9,620  BorgWarner, Inc.                                     486,868
                                                                 ---------------
BEVERAGES - 2.3%
             4,103  PepsiCo, Inc.                                        279,784
                                                                 ---------------
CAPITAL MARKETS - 3.8%
             2,687  Invesco Ltd.                                          73,140
             4,997  Northern Trust Corp.                                 366,580
               496  Waddell & Reed Financial Inc.
                    Cl A                                                  16,457
                                                                 ---------------
                                                                         456,177
                                                                 ---------------
CHEMICALS - 0.5%
               500  Monsanto Co.                                          56,220
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
             3,137  ADC Telecommunications, Inc.(1)                       46,396
               545  Research In Motion Ltd.(1)                            51,165
                                                                 ---------------
                                                                          97,561
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.9%
             2,567  Apple Inc.(1)                                        347,469
                                                                 ---------------
ELECTRICAL EQUIPMENT - 7.2%
             9,128  Cooper Industries, Ltd. Cl A                         406,561
             8,961  Emerson Electric Co.                                 455,577
                                                                 ---------------
                                                                         862,138
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.4%
             4,138  Cameron International Corp.(1)                       166,596
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
             2,020  Costco Wholesale Corp.                               137,239
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 16.3%
             3,236  Alcon, Inc.                                          459,512

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             8,254  Baxter International Inc.                            501,348
             5,669  Becton, Dickinson & Co.                              490,539
            10,519  DENTSPLY International Inc.                          434,540
               241  Intuitive Surgical Inc.(1)                            61,214
                                                                 ---------------
                                                                       1,947,153
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
             1,575  Procter & Gamble Co. (The)                           103,871
                                                                 ---------------
INSURANCE - 2.8%
             6,555  Chubb Corp.                                          339,483
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
               888  Amazon.com, Inc.(1)                                   68,998
               489  Priceline.com Inc.(1)(2)                              53,066
                                                                 ---------------
                                                                         122,064
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
               328  Google Inc. Cl A(1)                                  185,090
                                                                 ---------------
IT SERVICES - 2.9%
             4,933  DST Systems, Inc.(1)                                 352,710
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.2%
             5,230  Thermo Fisher Scientific Inc.(1)                     269,293
                                                                 ---------------
MACHINERY - 3.4%
             4,971  Eaton Corp.                                          411,400
                                                                 ---------------
MEDIA - 3.7%
            11,420  Viacom Inc. Cl B(1)                                  442,639
                                                                 ---------------
METALS & MINING - 0.9%
             1,242  Freeport-McMoRan Copper &
                    Gold, Inc.                                           110,575
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 9.6%
             4,515  Apache Corp.                                         430,912
             5,410  Devon Energy Corporation                             459,741
             5,116  XTO Energy Inc.                                      265,725
                                                                 ---------------
                                                                       1,156,378
                                                                 ---------------
PHARMACEUTICALS - 3.7%
             3,339  Allergan, Inc.                                       224,348

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
             3,494  Novo Nordisk AS B Shares ORD                         219,642
                                                                 ---------------
                                                                         443,990
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.7%
            14,005  Intel Corp.                                          296,907
             2,449  Intersil Corp. Cl A                                   56,400
             1,229  MEMC Electronic Materials Inc.(1)                     87,824
                                                                 ---------------
                                                                         441,131
                                                                 ---------------
SOFTWARE - 7.3%
            14,157  Microsoft Corporation                                461,518
            20,138  Oracle Corp.(1)                                      413,836
                                                                 ---------------
                                                                         875,354
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
             9,177  TJX Companies, Inc. (The)                            289,626
                                                                 ---------------
TOTAL COMMON STOCKS                                                   11,712,363
(Cost $11,524,682)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.5%
          $300,000  FHLB Discount Notes,
                    2.00%, 2/1/08(3)                                     300,000
                                                                 ---------------
(Cost $300,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.4%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.87%,
dated 1/31/08, due 2/1/08
(Delivery value $53,183)                                                  53,179
(Cost $53,179)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.4%                                  12,065,542
                                                                 ---------------
(Cost $11,877,861)

OTHER ASSETS AND LIABILITIES - (0.4)%                                   (46,652)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 12,018,890
                                                                 ===============

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                    Settlement                              Unrealized
to Sell                         Date               Value             Gain (Loss)
--------------------------------------------------------------------------------
723,867  DKK for USD           2/29/08            $144,380            $(1,078)
                                               =================================
(Value on Settlement Date $143,302)

NOTES TO SCHEDULE OF INVESTMENTS
DKK = Danish Krone
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $53,066.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of January 31, 2008, securities with an aggregate value of $219,642, which represented 1.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $11,902,399
                                                                 ===============
Gross tax appreciation of investments                               $   624,028
Gross tax depreciation of investments                                  (460,885)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   163,143
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 6.9%
            46,500  General Dynamics Corp.                          $  3,927,390
           123,000  Honeywell International Inc.                       7,265,609
            45,000  Lockheed Martin Corp.                              4,856,400
            58,500  Raytheon Co.                                       3,810,690
            25,000  Triumph Group, Inc.                                1,350,000
            50,000  United Technologies Corp.                          3,670,500
                                                                 ---------------
                                                                      24,880,589
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.7%
            32,500  United Parcel Service, Inc. Cl B                   2,377,700
                                                                 ---------------
AUTO COMPONENTS - 1.6%
           104,000  Johnson Controls, Inc.                             3,678,480
            72,000  Tenneco Inc.(1)                                    1,905,840
                                                                 ---------------
                                                                       5,584,320
                                                                 ---------------
BEVERAGES - 2.0%
            41,500  Anheuser-Busch Companies, Inc.                     1,930,580
            75,000  PepsiCo, Inc.                                      5,114,250
                                                                 ---------------
                                                                       7,044,830
                                                                 ---------------
BIOTECHNOLOGY - 0.7%
            16,000  Biotech HOLDRsSM Trust                             2,630,080
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            17,600  Deutsche Bank AG ORD                               1,990,414
            14,916  Goldman Sachs Group, Inc. (The)                    2,994,685
           102,000  Invesco Ltd.                                       2,776,440
            68,000  Merrill Lynch & Co., Inc.                          3,835,200
                                                                 ---------------
                                                                      11,596,739
                                                                 ---------------
CHEMICALS - 3.2%
            75,500  du Pont (E.I.) de Nemours & Co.                    3,411,090
            55,350  International Flavors &
                    Fragrances Inc.                                    2,358,464
            22,200  Monsanto Co.                                       2,496,168
            46,200  PPG Industries, Inc.                               3,053,358
                                                                 ---------------
                                                                      11,319,080
                                                                 ---------------
COMMERCIAL BANKS - 3.3%
           111,700  Marshall & Ilsley Corp.                            3,116,430
           224,500  Wachovia Corp.                                     8,739,785
                                                                 ---------------
                                                                      11,856,215
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
           103,837  EnergySolutions, Inc.(1)                           2,336,333
            76,196  Republic Services, Inc.                            2,285,880
                                                                 ---------------
                                                                       4,622,213
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
           250,000  Cisco Systems Inc.(1)                              6,125,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            20,500  Apple Inc.(1)                                      2,774,880
           110,000  Hewlett-Packard Co.                                4,812,500
            51,000  Western Digital Corp.(1)                           1,348,950
                                                                 ---------------
                                                                       8,936,330
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
            85,642  Crown Holdings Inc.(1)                             2,099,942
                                                                 ---------------
DIVERSIFIED - 0.9%
            23,578  iShares Russell 1000 Growth
                    Index Fund                                         1,319,896
            51,667  PowerShares QQQ Trust                              2,330,182
                                                                 ---------------
                                                                       3,650,078
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.9%
           210,600  Bank of America Corp.                              9,340,110
           107,000  Bovespa Holding SA ORD                             1,564,488
           143,740  JPMorgan Chase & Co.                               6,834,837
                                                                 ---------------
                                                                      17,739,435
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.5%
           231,500  AT&T Inc.                                          8,910,435
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
            79,782  Pepco Holdings, Inc.                               2,031,250
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
            62,000  Belden Inc.                                        2,622,600
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
            68,500  Avnet, Inc.(1)                                     2,439,285
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.0%
            52,600  Halliburton Co.                                    1,744,742
            30,578  Schlumberger Ltd.                                  2,307,415
             6,656  Transocean Inc.                                      816,026
            36,000  Weatherford International Ltd.(1)                  2,225,160
                                                                 ---------------
                                                                       7,093,343
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 2.2%
           106,000  CVS/Caremark Corp.                                 4,141,420
            75,500  Wal-Mart Stores, Inc.                              3,841,440
                                                                 ---------------
                                                                       7,982,860
                                                                 ---------------
FOOD PRODUCTS - 1.4%
            47,000  General Mills, Inc.                                2,566,670
            56,000  H.J. Heinz Co.                                     2,383,360
                                                                 ---------------
                                                                       4,950,030
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
           116,700  Baxter International Inc.                          7,088,358
         4,630,513  Golden Meditech Co. Ltd. ORD(2)                    1,879,189
           101,000  Steris Corp.                                       2,502,780
            23,000  Zimmer Holdings Inc.(1)                            1,800,210
                                                                 ---------------
                                                                      13,270,537
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
            56,000  Aetna Inc.                                         2,982,560
            31,000  Brookdale Senior Living Inc.(2)                      691,920
            24,885  Humana Inc.(1)                                     1,998,266
            38,917  McKesson Corp.                                     2,443,598
            63,800  UnitedHealth Group Inc.                            3,243,592
                                                                 ---------------
                                                                      11,359,936
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.6%
            97,900  Carnival Corporation                               4,355,571
            50,000  Darden Restaurants, Inc.                           1,416,000
            90,000  McDonald's Corp.                                   4,819,500
            63,000  Yum! Brands, Inc.                                  2,152,080
                                                                 ---------------
                                                                      12,743,151
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.3%
            29,357  Kimberly-Clark Corp.                               1,927,287
            42,500  Procter & Gamble Co. (The)                         2,802,875
                                                                 ---------------
                                                                       4,730,162
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            18,000  Constellation Energy Group Inc.                    1,691,280
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.1%
            36,000  3M Co.                                             2,867,400
           329,500  General Electric Co.                              11,667,595
                                                                 ---------------
                                                                      14,534,995
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INSURANCE - 4.1%
            53,781  Ace, Ltd.                                          3,137,584
           135,643  American International Group, Inc.                 7,482,067
               452  Berkshire Hathaway Inc. Cl B(1)                    2,056,600
            90,000  Unum Group                                         2,035,800
                                                                 ---------------
                                                                      14,712,051
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
             8,200  Google Inc. Cl A(1)                                4,627,260
                                                                 ---------------
IT SERVICES - 2.6%
            48,000  Accenture Ltd. Cl A                                1,661,760
            66,000  International Business
                    Machines Corp.                                     7,084,440
            28,000  Western Union Co. (The)                              627,200
                                                                 ---------------
                                                                       9,373,400
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.2%
            82,500  Thermo Fisher Scientific Inc.(1)                   4,247,925
                                                                 ---------------
MACHINERY - 1.1%
            30,000  Eaton Corp.                                        2,482,800
            22,924  Parker-Hannifin Corp.                              1,549,892
                                                                 ---------------
                                                                       4,032,692
                                                                 ---------------
MEDIA - 1.5%
           118,000  Walt Disney Co. (The)                              3,531,740
            24,511  WPP Group plc ADR(2)                               1,505,466
            34,483  WPP Group plc ORD                                    425,851
                                                                 ---------------
                                                                       5,463,057
                                                                 ---------------
METALS & MINING - 0.6%
            35,410  Nucor Corp.                                        2,046,698
                                                                 ---------------
MULTI-UTILITIES - 1.4%
            59,500  Sempra Energy                                      3,326,050
            87,000  XCEL Energy Inc.                                   1,808,730
                                                                 ---------------
                                                                       5,134,780
                                                                 ---------------
MULTILINE RETAIL - 1.3%
             9,330  Sears Holdings Corp.(1)(2)                         1,030,872
            65,500  Target Corp.                                       3,640,490
                                                                 ---------------
                                                                       4,671,362
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.2%
           120,500  Chevron Corp.                                     10,182,249
            35,000  Devon Energy Corporation                           2,974,300

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            77,000  Exxon Mobil Corp.                                  6,652,800
            77,000  Marathon Oil Corp.                                 3,607,450
            56,000  Occidental Petroleum Corp.                         3,800,720
            73,000  SandRidge Energy, Inc.(1)(2)                       2,221,390
                                                                 ---------------
                                                                      29,438,909
                                                                 ---------------
PHARMACEUTICALS - 4.7%
            60,500  Abbott Laboratories                                3,406,150
            34,522  Eli Lilly and Company                              1,778,573
            73,600  Johnson & Johnson                                  4,655,936
           125,000  Noven Pharmaceuticals Inc.(1)                      1,678,750
           110,886  Pfizer Inc.                                        2,593,624
            67,000  Wyeth                                              2,666,600
                                                                 ---------------
                                                                      16,779,633
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
           250,000  Atmel Corp.(1)                                       790,000
           210,000  Intel Corp.                                        4,452,000
            45,000  NVIDIA Corp.(1)                                    1,106,550
            21,700  Texas Instruments Inc.                               671,181
                                                                 ---------------
                                                                       7,019,731
                                                                 ---------------
SOFTWARE - 3.9%
            80,000  Giant Interactive
                    Group Inc. ADR(1)(2)                                 792,800
           217,000  Microsoft Corporation                              7,074,200
           295,000  Oracle Corp.(1)                                    6,062,250
                                                                 ---------------
                                                                      13,929,250
                                                                 ---------------
SPECIALTY RETAIL - 0.7%
            58,500  Best Buy Co., Inc.                                 2,855,385
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            26,977  NIKE, Inc. Cl B                                    1,666,100
                                                                 ---------------
TOBACCO - 1.8%
            83,000  Altria Group Inc.                                  6,293,060
                                                                 ---------------
TOTAL COMMON STOCKS                                                  347,113,708
(Cost $352,476,474)                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 1.3%
CONSUMER FINANCE - 1.3%
             4,244  SLM Corp. 7.25%, 12/15/10                          4,645,058
(Cost $4,244,000)                                                ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.2%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $1,000,086)                                 1,000,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.08%, dated 1/31/08, due 2/1/08
(Delivery value $1,000,086)                                            1,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 2.87%,
dated 1/31/08, due 2/1/08
(Delivery value $2,462,464)                                            2,462,268
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          4,462,268
(Cost $4,462,268)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.4%                                  356,221,034
                                                                 ---------------
(Cost $361,182,742)

OTHER ASSETS AND LIABILITIES - 0.6%                                    2,277,930
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $358,498,964
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     Unrealized
Contracts to Sell           Settlement Date           Value          Gain (Loss)
--------------------------------------------------------------------------------
674,696  Euro for USD           2/29/08            $1,003,111         $(7,503)
 71,871  GBP for USD            2/29/08               142,813            (313)
                                                  ------------------------------
                                                   $1,145,924         $(7,816)
                                                  ==============================
(Value on Settlement Date $1,138,108)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
HOLDRs = Holding Company Depositary Receipts
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $4,379,014.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of January 31, 2008, securities with an aggregate value of $4,295,454, which represented 1.2% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $361,425,383
                                                                 ===============
Gross tax appreciation of investments                              $ 12,483,245
Gross tax depreciation of investments                               (17,687,594)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (5,204,349)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST® FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 5.9%
           151,500  Alliant Techsystems Inc.(1)                     $     16,036
           944,093  BE Aerospace, Inc.(1)                                 36,451
           178,203  Precision Castparts Corp.                             20,280
                                                                 ---------------
                                                                          72,767
                                                                 ---------------
BEVERAGES - 0.2%
            57,900  Central European
                    Distribution Corp.(1)                                  3,044
                                                                 ---------------
BIOTECHNOLOGY - 5.6%
           241,100  BioMarin Pharmaceutical Inc.(1)                        8,935
         1,074,297  CSL Ltd. ORD                                          33,452
           134,000  Myriad Genetics Inc.(1)                                5,763
           172,304  Onyx Pharmaceuticals, Inc.(1)                          8,190
           183,200  Pharmion Corp.(1)                                     12,632
                                                                 ---------------
                                                                          68,972
                                                                 ---------------
CAPITAL MARKETS - 2.5%
           143,100  GFI Group Inc.(1)                                     12,623
           237,700  Janus Capital Group Inc.                               6,420
           348,700  Waddell & Reed Financial Inc.                         11,570
                                                                 ---------------
                                                                          30,613
                                                                 ---------------
CHEMICALS - 5.7%
           121,916  CF Industries Holdings, Inc.                          13,036
            61,800  K+S AG ORD                                            15,718
           375,640  Monsanto Co.                                          42,237
                                                                 ---------------
                                                                          70,991
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
           155,700  Copart, Inc.(1)                                        6,365
           245,560  Corrections Corp. of America(1)                        6,517
           149,800  FTI Consulting, Inc.(1)                                8,285
           117,100  Huron Consulting Group Inc.(1)                         8,411
                                                                 ---------------
                                                                          29,578
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
           163,830  Apple Inc.(1)                                         22,176
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.6%
           359,104  Foster Wheeler Ltd.(1)                                24,588
           230,000  KBR, INC.(1)                                           7,266
                                                                 ---------------
                                                                          31,854
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 4.9%
         1,205,200  Owens-Illinois Inc.(1)                                60,742
                                                                 ---------------
DISTRIBUTORS - 0.5%
           349,100  LKQ Corporation(1)                                     6,245
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 5.9%
           235,500  Apollo Group, Inc. Cl A(1)                            18,779
           174,400  Capella Education Co.(1)                              11,001
           271,183  DeVry Inc.                                            14,967
           138,700  ITT Educational Services Inc.(1)                      12,670
            95,800  Strayer Education, Inc.                               16,533
                                                                 ---------------
                                                                          73,950
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           279,200  Nasdaq Stock Market, Inc.
                    (The)(1)                                              12,919
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.7%
           204,473  Energy Conversion Devices Inc.(1)                      4,719
            47,938  First Solar Inc.(1)                                    8,714
           261,000  JA Solar Holdings Co., Ltd. ADR(1)                    13,267
           194,400  Vestas Wind Systems AS ORD (1)                        18,863
                                                                 ---------------
                                                                          45,563
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
           255,073  Dolby Laboratories Inc. Cl A(1)                       10,991
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.0%
           148,490  Cameron International Corp.(1)                         5,978
         1,003,400  Dresser-Rand Group Inc.(1)                            31,808
           117,761  Dril-Quip Inc.(1)                                      5,716
           103,100  National Oilwell Varco, Inc.(1)                        6,210
                                                                 ---------------
                                                                          49,712
                                                                 ---------------
FOOD PRODUCTS - 2.4%
           249,500  Bunge Ltd.                                            29,558
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
           217,100  DENTSPLY International Inc.                            8,968
           108,818  Hologic, Inc.(1)                                       7,004
           198,000  Immucor, Inc.(1)                                       5,710
           337,900  Varian Medical Systems, Inc.(1)                       17,568
                                                                 ---------------
                                                                          39,250
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
           498,800  Express Scripts, Inc.(1)                              33,664
           703,600  Medco Health Solutions Inc.(1)                        35,236
                                                                 ---------------
                                                                          68,900
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
           343,083  Bally Technologies, Inc.(1)                           16,345
            50,116  Chipotle Mexican Grill Inc. Cl A(1)                    6,101
           173,200  Royal Caribbean Cruises Ltd.                           6,976
           223,400  WMS Industries Inc.(1)                                 8,355
                                                                 ---------------
                                                                          37,777
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
           513,000  McDermott International, Inc.(1)                      24,203
                                                                 ---------------
INSURANCE - 1.4%
           261,300  Assurant, Inc.                                        16,956
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.4%
           520,200  Expedia Inc.(1)                                       11,975
           162,908  Priceline.com Inc.(1)                                 17,679
                                                                 ---------------
                                                                          29,654
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
           217,400  Equinix Inc.(1)                                       16,420
           157,676  Mercadolibre Inc.(1)                                   5,839
                                                                 ---------------
                                                                          22,259
                                                                 ---------------
IT SERVICES - 0.6%
            38,500  MasterCard Inc. Cl A                                   7,970
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.4%
            70,700  Bio-Rad Laboratories, Inc. Cl A(1)                     6,731
           211,385  Covance Inc.(1)                                       17,579
           278,180  Invitrogen Corp.(1)                                   23,831
           112,600  Parexel International Corp.(1)                         6,127
                                                                 ---------------
                                                                          54,268
                                                                 ---------------
MACHINERY - 5.3%
           432,700  AGCO Corp.(1)                                         26,057
           486,641  Flowserve Corp.                                       39,963
                                                                 ---------------
                                                                          66,020
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
MEDIA - 1.8%
           271,088  Liberty Global, Inc. Series A(1)                      10,955
           291,300  Liberty Global, Inc. Series C(1)                      10,836
                                                                 ---------------
                                                                          21,791
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.9%
           134,900  Arena Resources Inc.(1)                                4,798
           391,000  PetroHawk Energy Corp.(1)                              6,159
                                                                 ---------------
                                                                          10,957
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.2%
           120,700  AMB Property Corp.                                     6,107
         1,283,300  Annaly Capital Management Inc.                        25,308
           195,100  Plum Creek Timber Co. Inc.                             8,145
                                                                 ---------------
                                                                          39,560
                                                                 ---------------
ROAD & RAIL - 0.5%
           118,500  Norfolk Southern Corp.                                 6,445
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.6%
           194,416  MEMC Electronic Materials Inc.(1)                     13,893
           254,150  NVIDIA Corp.(1)                                        6,250
                                                                 ---------------
                                                                          20,143
                                                                 ---------------
SOFTWARE - 6.3%
         1,058,971  Activision, Inc.(1)                                   27,396
            90,000  NAVTEQ Corp.(1)                                        6,651
            75,900  Nintendo Co., Ltd. ORD                                37,913
            79,000  Ubisoft Entertainment SA ORD (1)                       7,182
                                                                 ---------------
                                                                          79,142
                                                                 ---------------
SPECIALTY RETAIL - 4.3%
           715,322  GameStop Corp. Cl A(1)                                37,003
           546,200  Urban Outfitters Inc.(1)                              15,840
                                                                 ---------------
                                                                          52,843
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
           253,117  NII Holdings, Inc.(1)                                 10,798
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,228,611
(Cost $991,616)                                                  ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.7%
           $20,600  FHLB Discount Notes,
                    2.00%, 2/1/08(2)                                      20,600
                                                                 ---------------
(Cost $20,600)

TOTAL INVESTMENT SECURITIES - 101.0%                                   1,249,211
                                                                 ---------------
(Cost $1,012,216)

OTHER ASSETS AND LIABILITIES - (1.0)%                                   (12,024)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  1,237,187
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                          Settlement                        Unrealized
to Sell                               Date             Value         Gain (Loss)
--------------------------------------------------------------------------------
   31,111,640  AUD for USD           2/29/08          $27,836          $(281)
   74,467,103  DKK for USD           2/29/08           14,853           (111)
   12,290,254  EUR for USD           2/29/08           18,273           (134)
1,846,077,798  JPY for USD           2/29/08           17,376            (87)
                                                   -----------------------------
                                                      $78,338          $(613)
                                                   =============================
(Value on Settlement Date $77,725)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
FHLB = Federal Home Loan Bank
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of January 31, 2008, securities with an aggregate value of $113,130 (in thousands), which represented 9.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED) ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,014,027
                                                                 ===============
Gross tax appreciation of investments                               $   261,543
Gross tax depreciation of investments                                   (26,359)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   235,184
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 6.7%
         1,197,700  Honeywell International Inc.                   $      70,748
         1,791,000  Raytheon Co.                                         116,666
         1,134,700  United Technologies Corp.                             83,298
                                                                 ---------------
                                                                         270,712
                                                                 ---------------
AIRLINES - 0.6%
           938,500  Continental Airlines, Inc. Cl B(1)                    25,537
                                                                 ---------------
AUTO COMPONENTS - 2.2%
         1,800,700  BorgWarner, Inc.                                      91,133
                                                                 ---------------
BEVERAGES - 4.8%
         1,647,900  Coca-Cola Company (The)                               97,506
         1,457,200  PepsiCo, Inc.                                         99,367
                                                                 ---------------
                                                                         196,873
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
         1,020,900  Gilead Sciences, Inc.(1)                              46,645
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
           457,400  Masco Corp.                                           10,488
                                                                 ---------------
CAPITAL MARKETS - 5.2%
         1,219,000  Charles Schwab Corp. (The)                            27,184
         3,416,600  Invesco Ltd.                                          93,000
           674,400  Northern Trust Corp.                                  49,474
         1,271,200  Waddell & Reed Financial, Inc.
                    Cl A                                                  42,178
                                                                 ---------------
                                                                         211,836
                                                                 ---------------
CHEMICALS - 1.9%
           691,300  Monsanto Co.                                          77,730
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.5%
         1,432,200  ADC Telecommunications, Inc.(1)                       21,182
         2,549,300  Cisco Systems Inc.(1)                                 62,458
         2,034,800  QUALCOMM Inc.                                         86,317
           148,300  Research In Motion Ltd.(1)                            13,922
                                                                 ---------------
                                                                         183,879
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
           940,100  Apple Inc.(1)                                        127,252

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
         2,645,900  Dell Inc.(1)                                          53,024
                                                                 ---------------
                                                                         180,276
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
            53,000  CME Group Inc.                                        32,802
           144,500  IntercontinentalExchange Inc.(1)                      20,224
                                                                 ---------------
                                                                          53,026
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           302,000  FPL Group, Inc.                                       19,473
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.8%
         1,223,500  Cooper Industries, Ltd. Cl A                          54,495
         1,993,900  Emerson Electric Co.                                 101,370
                                                                 ---------------
                                                                         155,865
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
         1,281,700  Flextronics International Ltd.(1)                     14,996
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.9%
           835,500  Cameron International Corp.(1)                        33,637
           554,300  Schlumberger Ltd.                                     41,828
                                                                 ---------------
                                                                          75,465
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.7%
         1,204,600  Costco Wholesale Corp.                                81,840
         1,386,100  Wal-Mart Stores, Inc.                                 70,525
                                                                 ---------------
                                                                         152,365
                                                                 ---------------
FOOD PRODUCTS - 1.1%
            45,700  Nestle SA ORD                                         20,412
           407,500  Wm. Wrigley Jr. Co.                                   23,402
                                                                 ---------------
                                                                          43,814
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
            94,800  Alcon, Inc.                                           13,462
         1,794,400  Baxter International Inc.                            108,991
         1,136,600  Becton, Dickinson & Co.                               98,350
           507,200  C.R. Bard, Inc.                                       48,980
           962,400  DENTSPLY International Inc.                           39,757
           140,900  Gen-Probe Inc.(1)                                      8,052
           192,800  Idexx Laboratories, Inc.(1)                           10,868

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
            84,600  Intuitive Surgical Inc.(1)                            21,488
                                                                 ---------------
                                                                         349,948
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
           429,000  VCA Antech Inc.(1)                                    16,585
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           383,500  KB Home                                               10,547
           131,400  Mohawk Industries Inc.(1)                             10,501
                                                                 ---------------
                                                                          21,048
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.0%
         1,841,800  Procter & Gamble Co. (The)                           121,467
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
           663,900  General Electric Co.                                  23,509
                                                                 ---------------
INSURANCE - 1.5%
         1,138,600  Chubb Corp.                                           58,968
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
           401,900  Amazon.com, Inc.(1)                                   31,228
           175,400  Priceline.com Inc.(1)(2)                              19,034
                                                                 ---------------
                                                                          50,262
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.1%
           148,100  Google Inc. Cl A(1)                                   83,573
                                                                 ---------------
IT SERVICES - 0.9%
           498,200  DST Systems, Inc.(1)                                  35,621
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.3%
           188,200  Illumina, Inc.(1)                                     11,988
         1,605,100  Thermo Fisher Scientific Inc.(1)                      82,647
                                                                 ---------------
                                                                          94,635
                                                                 ---------------
MACHINERY - 3.2%
           145,500  Caterpillar Inc.                                      10,351
         1,009,900  Eaton Corp.                                           83,579
           442,700  Valmont Industries, Inc.(2)                           37,054
                                                                 ---------------
                                                                         130,984
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
MEDIA - 2.3%
         2,394,900  Viacom Inc. Cl B(1)                                   92,826
                                                                 ---------------
METALS & MINING - 0.9%
           427,600  Freeport-McMoRan Copper &
                    Gold, Inc.                                            38,069
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           513,300  Family Dollar Stores, Inc.                            10,795
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.9%
           922,200  Apache Corp.                                          88,015
           935,100  Devon Energy Corporation                              79,465
         1,377,000  XTO Energy Inc.                                       71,521
                                                                 ---------------
                                                                         239,001
                                                                 ---------------
PHARMACEUTICALS - 4.3%
         1,291,700  Allergan, Inc.                                        86,790
           379,600  Barr Pharmaceuticals Inc.(1)                          19,811
           211,100  Johnson & Johnson                                     13,354
           853,300  Novo Nordisk AS B Shares ORD                          53,641
                                                                 ---------------
                                                                         173,596
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
           197,600  Weingarten Realty Investors                            6,643
                                                                 ---------------
ROAD & RAIL - 0.3%
            82,700  Union Pacific Corp.                                   10,340
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
         4,341,300  Intel Corp.                                           92,036
         1,529,400  Intersil Corp. Cl A                                   35,222
           716,300  Linear Technology Corp.                               19,820
           738,300  MEMC Electronic Materials Inc.(1)                     52,759
                                                                 ---------------
                                                                         199,837
                                                                 ---------------
SOFTWARE - 7.1%
           794,700  Electronic Arts Inc.(1)                               37,645
         5,521,900  Microsoft Corporation                                180,014
         3,414,100  Oracle Corp.(1)                                       70,160
                                                                 ---------------
                                                                         287,819
                                                                 ---------------
SPECIALTY RETAIL - 3.9%
         1,560,900  Lowe's Companies, Inc.                                41,270
         2,053,100  TJX Companies, Inc. (The)                             64,796

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT      ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
         1,839,900  Urban Outfitters Inc.(1)                              53,357
                                                                 ---------------
                                                                         159,423
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,015,062
(Cost $3,646,675)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
           $23,400  FHLB Discount Notes,
                    2.00%, 2/1/08(3)                                      23,400
                                                                 ---------------
(Cost $23,400)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.3%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $5,000)                                         5,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $5,000)                                         5,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.87%,
dated 1/31/08, due 2/1/08
(Delivery value $1,890)                                                    1,890
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             11,890
(Cost $11,890)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                    4,050,352
                                                                 ---------------
(Cost $3,681,965)

OTHER ASSETS AND LIABILITIES - 0.3%                                       13,202
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,063,554
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                            ($ IN THOUSANDS)
                                                                     UNREALIZED
CONTRACTS TO SELL              SETTLEMENT DATE          VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
 15,179,255  CHF for USD           2/29/08             $14,043          $(161)
176,781,936  DKK for USD           2/29/08              35,260           (263)
                                                     ---------------------------
                                                       $49,303          $(424)
                                                     ===========================
(Value on Settlement Date $48,879)

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $11,552 (in thousands).
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of January 31, 2008, securities with an aggregate value of $53,641 (in thousands), which represented 1.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,698,580
                                                                 ===============
Gross tax appreciation of investments                               $   466,351
Gross tax depreciation of investments                                  (114,579)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   351,772
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 5.8%
           322,600  Alliant Techsystems Inc.(1)                   $   34,147,213
         2,014,785  BE Aerospace, Inc.(1)                             77,790,848
           380,352  Precision Castparts Corp.                         43,284,058
                                                                 ---------------
                                                                     155,222,119
                                                                 ---------------
BEVERAGES - 0.2%
           121,000  Central European
                    Distribution Corp.(1)                              6,360,970
                                                                 ---------------
BIOTECHNOLOGY - 5.5%
           511,900  BioMarin Pharmaceutical Inc.(1)                   18,971,014
         2,292,500  CSL Ltd. ORD                                      71,386,545
           285,200  Myriad Genetics Inc.(1)                           12,266,452
           367,628  Onyx Pharmaceuticals, Inc.(1)                     17,473,359
           379,600  Pharmion Corp.(1)                                 26,173,420
                                                                 ---------------
                                                                     146,270,790
                                                                 ---------------
CAPITAL MARKETS - 2.5%
           301,200  GFI Group Inc.(1)                                 26,568,852
           514,800  Janus Capital Group Inc.                          13,904,748
           748,800  Waddell & Reed Financial Inc.
                    Cl A                                              24,845,184
                                                                 ---------------
                                                                      65,318,784
                                                                 ---------------
CHEMICALS - 5.7%
           259,139  CF Industries Holdings, Inc.                      27,709,733
           131,200  K+S AG ORD                                        33,368,651
           798,830  Monsanto Co.                                      89,820,445
                                                                 ---------------
                                                                     150,898,829
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
           334,300  Copart, Inc.(1)                                   13,666,184
           529,352  Corrections Corp. of America(1)                   14,049,002
           319,700  FTI Consulting, Inc.(1)                           17,682,607
           247,500  Huron Consulting Group Inc.(1)                    17,775,450
                                                                 ---------------
                                                                      63,173,243
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
           354,627  Apple Inc.(1)                                     48,002,311
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.6%
           765,380  Foster Wheeler Ltd.(1)                            52,405,569
           488,700  KBR, INC.(1)                                      15,438,033
                                                                 ---------------
                                                                      67,843,602
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 4.9%
         2,592,700  Owens-Illinois Inc.(1)                           130,672,080
                                                                 ---------------
DISTRIBUTORS - 0.5%
           736,000  LKQ Corporation(1)                                13,167,040
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 6.0%
           498,000  Apollo Group, Inc. Cl A(1)                        39,710,519
           370,400  Capella Education Co.(1)                          23,364,832
           576,251  DeVry Inc.                                        31,803,293
           297,900  ITT Educational Services Inc.(1)                  27,213,165
           201,900  Strayer Education, Inc.                           34,843,902
                                                                 ---------------
                                                                     156,935,711
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           584,900  Nasdaq Stock
                    Market, Inc. (The)(1)                             27,063,323
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.7%
           471,181  Energy Conversion Devices Inc.(1)                 10,874,857
           104,188  First Solar Inc.(1)                               18,938,253
           557,400  JA Solar Holdings Co., Ltd. ADR(1)                28,332,642
           414,900  Vestas Wind Systems AS ORD(1)                     40,260,099
                                                                 ---------------
                                                                      98,405,851
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
           556,623  Dolby Laboratories Inc. Cl A(1)                   23,984,885
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.0%
           303,758  Cameron International Corp.(1)                    12,229,297
         2,139,500  Dresser-Rand Group Inc.(1)                        67,822,150
           256,724  Dril-Quip Inc.(1)                                 12,461,383
           221,300  National Oilwell Varco, Inc.(1)                   13,328,899
                                                                 ---------------
                                                                     105,841,729
                                                                 ---------------
FOOD PRODUCTS - 2.4%
           530,900  Bunge Ltd.                                        62,895,723
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
           463,300  DENTSPLY International Inc.                       19,138,923
           229,163  Hologic, Inc.(1)                                  14,748,931
           424,300  Immucor, Inc.(1)                                  12,236,812
           721,100  Varian Medical Systems, Inc.(1)                   37,489,989
                                                                 ---------------
                                                                      83,614,655
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.5%
         1,064,200  Express Scripts, Inc.(1)                          71,822,858
         1,510,400  Medco Health Solutions Inc.(1)                    75,640,832
                                                                 ---------------
                                                                     147,463,690
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
           728,310  Bally Technologies, Inc.(1)                       34,696,688
           107,394  Chipotle Mexican Grill Inc. Cl A(1)               13,074,146
           371,800  Royal Caribbean Cruises Ltd.                      14,976,104
           476,800  WMS Industries Inc.(1)                            17,832,320
                                                                 ---------------
                                                                      80,579,258
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.9%
         1,090,090  McDermott International, Inc.(1)                  51,430,446
                                                                 ---------------
INSURANCE - 1.3%
           552,300  Assurant, Inc.                                    35,838,747
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.4%
         1,117,000  Expedia Inc.(1)                                   25,713,340
           352,041  Priceline.com Inc.(1)                             38,203,489
                                                                 ---------------
                                                                      63,916,829
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
           477,400  Equinix Inc.(1)                                   36,058,022
           348,917  Mercadolibre Inc.(1)                              12,920,397
                                                                 ---------------
                                                                      48,978,419
                                                                 ---------------
IT SERVICES - 0.7%
            84,100  MasterCard Inc. Cl A                              17,408,700
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.3%
           149,900  Bio-Rad Laboratories, Inc. Cl A(1)                14,271,979
           451,165  Covance Inc.(1)                                   37,518,881
           593,600  Invitrogen Corp.(1)                               50,853,712
           239,300  Parexel International Corp.(1)                    13,020,313
                                                                 ---------------
                                                                     115,664,885
                                                                 ---------------
MACHINERY - 5.3%
           919,500  AGCO Corp.(1)                                     55,372,290
         1,034,049  Flowserve Corp.                                   84,916,104
                                                                 ---------------
                                                                     140,288,394
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 1.8%
           595,536  Liberty Global, Inc. Series A(1)                  24,065,610
           640,000  Liberty Global, Inc. Series C(1)                  23,808,000
                                                                 ---------------
                                                                      47,873,610
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.9%
           298,900  Arena Resources Inc.(1)                           10,631,873
           862,500  PetroHawk Energy Corp.(1)                         13,584,375
                                                                 ---------------
                                                                      24,216,248
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.2%
           259,100  AMB Property Corp.                                13,110,460
         2,738,500  Annaly Capital Management Inc.                    54,003,220
           414,500  Plum Creek Timber Co. Inc.                        17,305,375
                                                                 ---------------
                                                                      84,419,055
                                                                 ---------------
ROAD & RAIL - 0.5%
           254,400  Norfolk Southern Corp.                            13,836,816
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.6%
           414,033  MEMC Electronic Materials Inc.(1)                 29,586,798
           545,650  NVIDIA Corp.(1)                                   13,417,534
                                                                 ---------------
                                                                      43,004,332
                                                                 ---------------
SOFTWARE - 6.5%
         2,252,874  Activision, Inc.(1)                               58,281,850
           188,300  NAVTEQ Corp.(1)                                   13,915,370
           166,600  Nintendo Co., Ltd. ORD                            83,220,896
           169,700  Ubisoft Entertainment SA ORD(1)                   15,427,113
                                                                 ---------------
                                                                     170,845,229
                                                                 ---------------
SPECIALTY RETAIL - 4.2%
         1,519,956  GameStop Corp. Cl A(1)                            78,627,324
         1,174,500  Urban Outfitters Inc.(1)                          34,060,500
                                                                 ---------------
                                                                     112,687,824
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
           540,066  NII Holdings, Inc.(1)                             23,039,216
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,627,163,343
(Cost $2,143,449,759)                                            ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES / PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.2%
       $59,100,000  FHLB Discount Notes,
                    2.00%, 2/1/08(2)                                  59,100,000
(Cost $59,100,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                               2,686,263,343
(Cost $2,202,549,759)                                            ---------------

OTHER ASSETS AND LIABILITIES - (1.0)%                               (26,138,517)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,660,124,826
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                            Date              Value           Gain (Loss)
--------------------------------------------------------------------------------
   66,390,799  AUD for USD        2/29/08        $ 59,400,460       $  (600,326)
  158,932,105  DKK for USD        2/29/08          31,700,064          (237,384)
   26,187,260  Euro for USD       2/29/08          38,934,186          (285,143)
4,052,128,606  JPY for USD        2/29/08          38,140,987          (190,116)
                                                --------------------------------
                                                 $168,175,697       $(1,312,969)
                                                ================================
(Value on Settlement Date $166,862,728)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
FHLB = Federal Home Loan Bank
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of January 31, 2008, securities with an aggregate value of $243,663,304, which represented 9.2% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,210,079,562
                                                                 ===============
Gross tax appreciation of investments                            $  539,908,188
Gross tax depreciation of investments                               (63,724,407)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  476,183,781
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
AEROSPACE & DEFENSE - 3.3%
            40,609  Alliant Techsystems Inc.(1)                    $   4,298,463
            80,178  Curtiss-Wright Corp.                               3,343,423
           115,006  Esterline Technologies Corp.(1)                    5,358,129
           169,158  Orbital Sciences Corp.(1)                          3,941,381
                                                                 ---------------
                                                                      16,941,396
                                                                 ---------------
BEVERAGES - 1.4%
            96,073  Central European
                    Distribution Corp.(1)                              5,050,557
            88,123  PepsiAmericas, Inc.                                2,171,351
                                                                 ---------------
                                                                       7,221,908
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           280,951  Cubist Pharmaceuticals Inc.(1)                     4,773,358
            54,101  Emergent Biosolutions Inc.(1)                        403,593
                                                                 ---------------
                                                                       5,176,951
                                                                 ---------------
CAPITAL MARKETS - 6.1%
           130,512  FCStone Group, Inc.(1)                             5,788,207
            94,184  GFI Group Inc.(1)                                  8,307,971
            94,140  Investment Technology
                    Group Inc.(1)                                      4,421,756
           275,941  optionsXpress Holdings, Inc.                       7,483,520
            26,783  Stifel Financial Corp.(1)                          1,161,043
           136,091  Waddell & Reed Financial Inc.
                    Cl A                                               4,515,499
                                                                 ---------------
                                                                      31,677,996
                                                                 ---------------
CHEMICALS - 5.2%
           120,461  Airgas Inc.                                        5,590,595
           134,628  Calgon Carbon Corp.(1)                             2,070,579
           150,757  Koppers Holdings Inc.                              5,044,329
            99,444  SGL Carbon AG ORD (1)                              5,075,887
           120,460  Terra Industries Inc.(1)                           5,429,132
            98,858  Zoltek Companies., Inc.(1)                         3,608,317
                                                                 ---------------
                                                                      26,818,839
                                                                 ---------------
COMMERCIAL BANKS - 1.8%
           257,092  BancorpSouth Inc.                                  6,303,895
            73,859  FirstMerit Corp.                                   1,652,226
            24,833  Hancock Holding Co.                                1,030,570
            30,836  Sterling Bancorp                                     441,263
                                                                 ---------------
                                                                       9,427,954
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
           177,860  Cascal N.V.(1)                                     2,159,220
           345,452  Casella Waste Systems, Inc.
                    Cl A(1)                                            4,190,333
           124,221  Copart, Inc.(1)                                    5,078,154

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            64,285  CRA International, Inc.(1)                         2,683,256
            93,331  FTI Consulting, Inc.(1)                            5,162,138
                                                                 ---------------
                                                                      19,273,101
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
            70,283  Blue Coat Systems, Inc.(1)                         1,888,504
           128,192  EMS Technologies, Inc.(1)                          3,522,716
                                                                 ---------------
                                                                       5,411,220
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
            52,308  Foster Wheeler Ltd.(1)                             3,581,529
           174,515  Furmanite Corp.(1)                                 1,745,150
                                                                 ---------------
                                                                       5,326,679
                                                                 ---------------
CONSUMER FINANCE - 1.0%
           390,458  EZCORP, Inc. Cl A(1)                               5,154,046
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
            46,243  Greif, Inc. Cl A                                   3,042,789
                                                                 ---------------
DISTRIBUTORS - 0.5%
            77,450  DXP Enterprises Inc.(1)                            2,826,925
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
            99,138  DeVry Inc.                                         5,471,426
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
           166,628  Portland General Electric Co.                      4,105,714
           347,672  Sierra Pacific Resources                           5,204,650
                                                                 ---------------
                                                                       9,310,364
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
            94,179  American Superconductor Corp.(1)                   1,907,125
           163,999  EnerSys(1)                                         3,778,537
           217,525  GrafTech International Ltd.(1)                     3,273,751
            57,713  Powell Industries, Inc.(1)                         2,291,206
            74,034  Woodward Governor Co.                              4,647,855
                                                                 ---------------
                                                                      15,898,474
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.1%
           512,064  Brightpoint Inc.(1)                                6,513,454
            97,128  Rofin-Sinar Technologies Inc.(1)                   4,128,911
                                                                 ---------------
                                                                      10,642,365
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 2.2%
            90,411  Dril-Quip Inc.(1)                                  4,388,550
           105,281  Exterran Holdings, Inc.(1)                         6,868,532
                                                                 ---------------
                                                                      11,257,082
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
            90,082  Andersons Inc. (The)                               4,103,235
                                                                 ---------------
FOOD PRODUCTS - 2.5%
           249,315  Cosan Ltd. Cl A(1)                                 3,590,136
           823,969  Darling International Inc.(1)                      9,558,040
                                                                 ---------------
                                                                      13,148,176
                                                                 ---------------
GAS UTILITIES - 0.7%
            80,962  Northwest Natural Gas Co.                          3,832,741
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
            23,356  Abaxis, Inc.(1)                                      760,238
            56,341  Arthrocare Corp.(1)                                2,255,330
           100,024  Inverness Medical
                    Innovations, Inc.(1)                               4,506,081
           293,915  IRIS International Inc.(1)                         5,272,835
           141,410  Kinetic Concepts Inc.(1)                           7,039,390
           190,144  Merit Medical Systems Inc.(1)                      3,057,516
            98,021  NuVasive, Inc.(1)                                  3,863,008
            69,559  Somanetics Corp.(1)                                1,864,181
           106,870  SonoSite Inc.(1)                                   3,722,282
                                                                 ---------------
                                                                      32,340,861
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.5%
           157,212  AMERIGROUP Corp.(1)                                5,898,595
           136,922  Amsurg Corp.(1)                                    3,527,111
           104,987  Emergency Medical
                    Services Corp. Cl A(1)                             3,230,450
            30,497  IPC The Hospitalist Co., Inc.(1)                     641,047
           136,877  Molina Healthcare Inc.(1)                          4,668,874
            24,466  MWI Veterinary Supply, Inc.(1)                       935,335
            97,728  Providence Service Corp. (The)(1)                  2,885,908
           239,094  RehabCare Group, Inc.(1)                           5,018,583
           326,837  Universal American
                    Financial Corp.(1)                                 6,840,699
                                                                 ---------------
                                                                      33,646,602
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.9%
           179,716  Omnicell Inc.(1)                                   4,507,277
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
           238,759  Burger King Holdings, Inc.                         6,291,300

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            46,497  Home Inns & Hotels
                    Management Inc. ADR(1)                             1,301,451
                                                                 ---------------
                                                                       7,592,751
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
           208,666  Tupperware Brands Corp.                            7,720,642
                                                                 ---------------
INSURANCE - 1.5%
           659,300  Amil Participacoes SA ORD (1)                      5,270,049
           134,840  CNA Surety Corp.(1)                                2,404,197
                                                                 ---------------
                                                                       7,674,246
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.9%
            90,995  Priceline.com Inc.(1)                              9,874,777
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.7%
           827,464  Art Technology Group, Inc.(1)                      3,318,131
           133,840  comScore, Inc.(1)                                  3,582,897
           204,214  Switch & Data
                    Facilities Co. Inc.(1)                             2,246,354
           162,679  Vocus Inc.(1)                                      4,786,016
                                                                 ---------------
                                                                      13,933,398
                                                                 ---------------
IT SERVICES - 3.1%
            88,237  CACI International Inc.(1)                         3,846,251
           348,603  CyberSource Corp.(1)                               5,839,100
           160,398  ManTech International Corp.
                    Cl A(1)                                            6,560,278
                                                                 ---------------
                                                                      16,245,629
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.0%
           107,695  Kendle International Inc.(1)                       4,565,191
            76,376  Parexel International Corp.(1)                     4,155,618
           264,261  PerkinElmer, Inc.                                  6,577,457
                                                                 ---------------
                                                                      15,298,266
                                                                 ---------------
MACHINERY - 1.9%
            42,620  Key Technology, Inc.(1)                            1,567,564
            80,054  Manitowoc Co., Inc. (The)                          3,051,658
            52,568  Tennant Co.                                        1,734,218
            40,854  Valmont Industries, Inc.                           3,419,480
                                                                 ---------------
                                                                       9,772,920
                                                                 ---------------
MARINE - 1.1%
            93,721  Diana Shipping Inc.                                2,765,707

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            16,953  DryShips Inc.                                      1,261,812
            60,849  Eagle Bulk Shipping Inc.                           1,504,187
                                                                 ---------------
                                                                       5,531,706
                                                                 ---------------
MEDIA - 0.5%
           148,589  Valassis Communications, Inc.(1)                   1,420,511
           150,419  VisionChina Media Inc. ADR(1)                      1,030,370
                                                                 ---------------
                                                                       2,450,881
                                                                 ---------------
MULTI-INDUSTRY - 2.2%
            48,440  iShares Dow Jones U.S. Financial
                    Sector Index Fund                                  4,541,250
            64,112  iShares Dow Jones U.S.
                    Healthcare Sector Index Fund                       4,285,887
            25,469  iShares Dow Jones U.S. Utilities
                    Sector Index Fund                                  2,447,062
                                                                 ---------------
                                                                      11,274,199
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           143,540  NorthWestern Corp.                                 4,148,306
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.7%
           244,933  Approach Resources Inc.(1)                         3,752,374
           112,188  Cabot Oil & Gas Corp.                              4,340,554
           170,052  Clean Energy Fuels Corp.(1)                        2,566,085
           243,465  Concho Resources Inc.(1)                           4,942,340
           159,170  Encore Acquisition Co.(1)                          5,188,942
           152,896  Forest Oil Corp.(1)                                6,913,956
            73,197  Quicksilver Resources Inc.(1)                      4,159,786
           253,166  TXCO Resources, Inc.(1)                            3,202,550
                                                                 ---------------
                                                                      35,066,587
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           298,021  American Oriental
                    Bioengineering Inc.(1)                             2,911,665
            28,079  Chattem, Inc.(1)                                   2,154,221
                                                                 ---------------
                                                                       5,065,886
                                                                 ---------------
PHARMACEUTICALS - 1.6%
           223,552  Obagi Medical Products Inc.(1)                     3,326,454
           162,427  Perrigo Co.                                        5,009,248
                                                                 ---------------
                                                                       8,335,702
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
           443,774  Chimera Investment Corp.                           8,498,272
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.3%
           238,029  Microsemi Corp.(1)                                 5,408,019

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
           637,242  Microtune, Inc.(1)                                 3,721,493
           144,134  Semtech Corp.(1)                                   1,840,591
            63,857  SiRF Technology Holdings, Inc.(1)                    977,651
                                                                 ---------------
                                                                      11,947,754
                                                                 ---------------
SOFTWARE - 5.1%
           170,896  Aladdin Knowledge
                    Systems Ltd.(1)                                    3,607,615
           428,143  Aspen Technology, Inc.(1)                          6,015,409
           332,342  Lawson Software Inc.(1)                            2,888,052
           257,488  Magma Design Automation, Inc.(1)                   2,935,363
           196,062  NetScout Systems, Inc.(1)                          1,923,368
           157,753  PROS Holdings, Inc.(1)                             2,421,509
           228,070  Sybase, Inc.(1)                                    6,436,135
                                                                 ---------------
                                                                      26,227,451
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
           186,056  hhgregg, Inc.(1)                                   2,271,744
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            30,567  Crocs, Inc.(1)                                     1,063,426
            49,298  Deckers Outdoor Corp.(1)                           5,976,889
                                                                 ---------------
                                                                       7,040,315
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.4%
           469,518  Syniverse Holdings, Inc.(1)                        7,413,689
                                                                 ---------------
TOTAL COMMON STOCKS                                                  505,843,528
(Cost $476,836,940)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
       $17,500,000  FHLB Discount Notes,
                    2.00%, 2/1/08(2)                                  17,500,000
                                                                 ---------------
(Cost $17,500,000)

TOTAL INVESTMENT SECURITIES - 101.2%                                 523,343,528
                                                                 ---------------
(Cost $494,336,940)

OTHER ASSETS AND LIABILITIES - (1.2)%                                (6,251,959)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 517,091,569
                                                                 ===============

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of January 31, 2008, securities with an aggregate value of $5,075,887, which represented 1.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $496,522,669
                                                                 ===============
Gross tax appreciation of investments                              $ 52,155,492
Gross tax depreciation of investments                               (25,334,633)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 26,820,859
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 97.2%
AEROSPACE & DEFENSE - 3.4%
            17,500  Alliant Techsystems Inc.(1)                     $      1,852
            34,980  Curtiss-Wright Corp.                                   1,459
            54,936  Esterline Technologies Corp.(1)                        2,559
            71,962  Orbital Sciences Corp.(1)                              1,677
                                                                 ---------------
                                                                           7,547
                                                                 ---------------
BEVERAGES - 1.4%
            41,071  Central European
                    Distribution Corp.(1)                                  2,159
            35,738  PepsiAmericas, Inc.                                      881
                                                                 ---------------
                                                                           3,040
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           119,908  Cubist Pharmaceuticals Inc.(1)                         2,038
            23,497  Emergent Biosolutions Inc.(1)                            175
                                                                 ---------------
                                                                           2,213
                                                                 ---------------
CAPITAL MARKETS - 6.1%
            55,750  FCStone Group, Inc.(1)                                 2,473
            41,379  GFI Group Inc.(1)                                      3,649
            39,153  Investment Technology
                    Group Inc.(1)                                          1,839
           119,036  optionsXpress Holdings, Inc.                           3,228
            10,070  Stifel Financial Corp.(1)                                437
            57,973  Waddell & Reed Financial Inc.                          1,924
                                                                 ---------------
                                                                          13,550
                                                                 ---------------
CHEMICALS - 5.2%
            51,435  Airgas Inc.                                            2,387
            57,100  Calgon Carbon Corp.(1)                                   878
            64,967  Koppers Holdings Inc.                                  2,174
            42,456  SGL Carbon AG ORD (1)                                  2,167
            54,109  Terra Industries Inc.(1)                               2,439
            42,002  Zoltek Companies., Inc.(1)                             1,533
                                                                 ---------------
                                                                          11,578
                                                                 ---------------
COMMERCIAL BANKS - 1.8%
           110,011  BancorpSouth Inc.                                      2,698
            28,935  FirstMerit Corp.                                         647
             9,878  Hancock Holding Co.                                      410
            12,458  Sterling Bancorp                                         178
                                                                 ---------------
                                                                           3,933
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
            77,484  Cascal N.V.(1)                                           941
           157,622  Casella Waste Systems, Inc.
                    Cl A(1)                                                1,912
            52,997  Copart, Inc.(1)                                        2,166

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
            25,939  CRA International, Inc.(1)                             1,083
            40,220  FTI Consulting, Inc.(1)                                2,224
                                                                 ---------------
                                                                           8,326
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
            30,288  Blue Coat Systems, Inc.(1)                               814
            54,442  EMS Technologies, Inc.(1)                              1,496
                                                                 ---------------
                                                                           2,310
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
            20,104  Foster Wheeler Ltd.(1)                                 1,376
            67,652  Furmanite Corp.(1)                                       677
                                                                 ---------------
                                                                           2,053
                                                                 ---------------
CONSUMER FINANCE - 1.0%
           166,598  EZCORP, Inc. Cl A(1)                                   2,199
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            18,267  Greif, Inc. Cl A                                       1,202
                                                                 ---------------
DISTRIBUTORS - 0.6%
            34,699  DXP Enterprises Inc.(1)                                1,267
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
            42,320  DeVry Inc.                                             2,336
                                                                 ---------------
ELECTRIC UTILITIES - 1.9%
            72,590  Portland General Electric Co.                          1,789
           155,887  Sierra Pacific Resources                               2,333
                                                                 ---------------
                                                                           4,122
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.0%
            40,904  American Superconductor Corp.(1)                         828
            64,166  EnerSys(1)                                             1,478
            94,114  GrafTech International Ltd.(1)                         1,416
            23,175  Powell Industries, Inc.(1)                               920
            32,170  Woodward Governor Co.                                  2,021
                                                                 ---------------
                                                                           6,663
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.0%
           218,932  Brightpoint Inc.(1)                                    2,784

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
            39,839  Rofin-Sinar Technologies Inc.(1)                       1,694
                                                                 ---------------
                                                                           4,478
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.2%
            38,514  Dril-Quip Inc.(1)                                      1,869
            45,704  Exterran Holdings, Inc.(1)                             2,982
                                                                 ---------------
                                                                           4,851
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
            38,335  Andersons Inc. (The)                                   1,746
                                                                 ---------------
FOOD PRODUCTS - 2.5%
           107,440  Cosan Ltd. Cl A(1)                                     1,547
           353,535  Darling International Inc.(1)                          4,101
                                                                 ---------------
                                                                           5,648
                                                                 ---------------
GAS UTILITIES - 0.7%
            31,439  Northwest Natural Gas Co.                              1,488
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
            10,065  Abaxis, Inc.(1)                                          328
            23,740  Arthrocare Corp.(1)                                      950
            42,179  Inverness Medical
                    Innovations, Inc.(1)                                   1,900
           130,845  IRIS International Inc.(1)                             2,347
            60,939  Kinetic Concepts Inc.(1)                               3,034
            77,431  Merit Medical Systems Inc.(1)                          1,245
            42,593  NuVasive, Inc.(1)                                      1,679
            30,212  Somanetics Corp.(1)                                      810
            43,418  SonoSite Inc.(1)                                       1,512
                                                                 ---------------
                                                                          13,805
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.5%
            70,055  AMERIGROUP Corp.(1)                                    2,629
            57,286  Amsurg Corp.(1)                                        1,476
            42,228  Emergency Medical Services Corp.
                    Cl A(1)                                                1,299
            13,277  IPC The Hospitalist Co., Inc.(1)                         279
            56,705  Molina Healthcare Inc.(1)                              1,934
             7,908  MWI Veterinary Supply, Inc.(1)                           302
            42,139  Providence Service Corp. (The)(1)                      1,244
           103,078  RehabCare Group, Inc.(1)                               2,164
           145,124  Universal American
                    Financial Corp.(1)                                     3,038
                                                                 ---------------
                                                                          14,365
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.9%
            76,550  Omnicell Inc.(1)                                       1,920
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
           102,996  Burger King Holdings, Inc.                             2,714
            20,038  Home Inns & Hotels
                    Management Inc. ADR(1)                                   561
                                                                 ---------------
                                                                           3,275
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
            90,944  Tupperware Brands Corp.                                3,365
                                                                 ---------------
INSURANCE - 1.5%
           290,500  Amil Participacoes SA ORD (1)                          2,323
            54,318  CNA Surety Corp.(1)                                      968
                                                                 ---------------
                                                                           3,291
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.9%
            39,047  Priceline.com Inc.(1)                                  4,237
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.8%
           351,017  Art Technology Group, Inc.(1)                          1,408
            56,829  comScore, Inc.(1)                                      1,521
            88,004  Switch & Data
                    Facilities Co. Inc.(1)                                   968
            77,493  Vocus Inc.(1)                                          2,280
                                                                 ---------------
                                                                           6,177
                                                                 ---------------
IT SERVICES - 3.2%
            39,202  CACI International Inc.(1)                             1,709
           143,760  CyberSource Corp.(1)                                   2,408
            73,185  ManTech International Corp.
                    Cl A(1)                                                2,993
                                                                 ---------------
                                                                           7,110
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.9%
            45,818  Kendle International Inc.(1)                           1,942
            32,017  Parexel International Corp.(1)                         1,742
           114,830  PerkinElmer, Inc.                                      2,858
                                                                 ---------------
                                                                           6,542
                                                                 ---------------
MACHINERY - 1.8%
            14,672  Key Technology, Inc.(1)                                  540
            34,498  Manitowoc Co., Inc. (The)                              1,315
            20,655  Tennant Co.                                              681
            18,586  Valmont Industries, Inc.                               1,556
                                                                 ---------------
                                                                           4,092
                                                                 ---------------
MARINE - 1.0%
            37,971  Diana Shipping Inc.                                    1,120
             7,008  DryShips Inc.                                            522

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
            24,337  Eagle Bulk Shipping Inc.                                 602
                                                                 ---------------
                                                                           2,244
                                                                 ---------------
MEDIA - 0.4%
            54,589  Valassis Communications, Inc.(1)                         522
            65,469  VisionChina Media Inc. ADR(1)                            448
                                                                 ---------------
                                                                             970
                                                                 ---------------
MULTI-INDUSTRY - 2.1%
            20,661  iShares Dow Jones U.S. Financial
                    Sector Index Fund                                      1,936
            27,419  iShares Dow Jones U.S.
                    Healthcare Sector Index Fund                           1,833
            10,174  iShares Dow Jones U.S. Utilities
                    Sector Index Fund                                        978
                                                                 ---------------
                                                                           4,747
                                                                 ---------------
MULTI-UTILITIES - 0.8%
            58,952  NorthWestern Corp.                                     1,704
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.7%
           103,928  Approach Resources Inc.(1)                             1,592
            48,890  Cabot Oil & Gas Corp.                                  1,892
            71,846  Clean Energy Fuels Corp.(1)                            1,084
           107,281  Concho Resources Inc.(1)                               2,178
            68,593  Encore Acquisition Co.(1)                              2,235
            65,889  Forest Oil Corp.(1)                                    2,979
            31,544  Quicksilver Resources Inc.(1)                          1,793
           102,085  TXCO Resources, Inc.(1)                                1,291
                                                                 ---------------
                                                                          15,044
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           131,509  American Oriental
                    Bioengineering Inc.(1)                                 1,285
            11,812  Chattem, Inc.(1)                                         906
                                                                 ---------------
                                                                           2,191
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            95,093  Obagi Medical Products Inc.(1)                         1,415
            69,532  Perrigo Co.                                            2,144
                                                                 ---------------
                                                                           3,559
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.7%
           197,020  Chimera Investment Corp.                               3,773
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.3%
           103,432  Microsemi Corp.(1)                                     2,350
           274,337  Microtune, Inc.(1)                                     1,602

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT      ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
            63,005  Semtech Corp.(1)                                         805
            18,828  SiRF Technology Holdings, Inc.(1)                        288
                                                                 ---------------
                                                                           5,045
                                                                 ---------------
SOFTWARE - 5.0%
            72,547  Aladdin Knowledge
                    Systems Ltd.(1)                                        1,531
           185,134  Aspen Technology, Inc.(1)                              2,601
           138,105  Lawson Software Inc.(1)                                1,200
           109,113  Magma Design
                    Automation, Inc.(1)                                    1,244
            85,874  NetScout Systems, Inc.(1)                                842
            66,536  PROS Holdings, Inc.(1)                                 1,021
            97,505  Sybase, Inc.(1)                                        2,753
                                                                 ---------------
                                                                          11,192
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
            76,730  hhgregg, Inc.(1)                                         937
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            12,568  Crocs, Inc.(1)                                           437
            21,253  Deckers Outdoor Corp.(1)                               2,577
                                                                 ---------------
                                                                           3,014
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.4%
           200,949  Syniverse Holdings, Inc.(1)                            3,173
                                                                 ---------------
TOTAL COMMON STOCKS                                                      216,322
(Cost $203,570)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
            $7,300  FHLB Discount Note,
                    2.00%, 2/1/08(2)                                       7,300
                                                                 ---------------
(Cost $7,300)

TOTAL INVESTMENT SECURITIES - 100.5%                                     223,622
                                                                 ---------------
(Cost $210,870)

OTHER ASSETS AND LIABILITIES - (0.5)%                                    (1,038)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $    222,584
                                                                 ===============

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of January 31, 2008, securities with an aggregate value of $2,167 (in thousands), which represented 1.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $  211,179
                                                                 ===============
Gross tax appreciation of investments                                $   23,892
Gross tax depreciation of investments                                   (11,449)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $   12,443
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT GROWTH FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 6.6%
            24,300  Honeywell International Inc.                    $  1,435,401
            36,300  Raytheon Co.                                       2,364,582
            23,000  United Technologies Corp.                          1,688,430
                                                                 ---------------
                                                                       5,488,413
                                                                 ---------------
AIRLINES - 0.6%
            19,000  Continental Airlines, Inc. Cl B(1)                   516,990
                                                                 ---------------
AUTO COMPONENTS - 2.2%
            36,500  BorgWarner, Inc.                                   1,847,265
                                                                 ---------------
BEVERAGES - 4.8%
            33,500  Coca-Cola Company (The)                            1,982,195
            29,600  PepsiCo, Inc.                                      2,018,424
                                                                 ---------------
                                                                       4,000,619
                                                                 ---------------
BIOTECHNOLOGY - 1.1%
            20,700  Gilead Sciences, Inc.(1)                             945,783
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
             9,300  Masco Corp.                                          213,249
                                                                 ---------------
CAPITAL MARKETS - 5.2%
            24,700  Charles Schwab Corp. (The)                           550,810
            69,300  Invesco Ltd.                                       1,886,346
            13,700  Northern Trust Corp.                               1,005,032
            25,800  Waddell & Reed Financial, Inc.
                    Cl A                                                 856,044
                                                                 ---------------
                                                                       4,298,232
                                                                 ---------------
CHEMICALS - 1.9%
            14,000  Monsanto Co.                                       1,574,160
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.5%
            29,100  ADC Telecommunications, Inc.(1)                      430,389
            51,700  Cisco Systems Inc.(1)                              1,266,650
            41,200  QUALCOMM Inc.                                      1,747,704
             2,900  Research In Motion Ltd.(1)                           272,252
                                                                 ---------------
                                                                       3,716,995
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
            19,100  Apple Inc.(1)                                      2,585,376

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            53,600  Dell Inc.(1)                                       1,074,144
                                                                 ---------------
                                                                       3,659,520
                                                                 ---------------
DIVERSIFIED - 0.2%
             3,700  iShares Russell 1000 Growth
                    Index Fund                                           207,126
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
             1,100  CME Group Inc.                                       680,790
             2,900  IntercontinentalExchange Inc.(1)                     405,884
                                                                 ---------------
                                                                       1,086,674
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
             6,100  FPL Group, Inc.                                      393,328
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.8%
            24,800  Cooper Industries, Ltd. Cl A                       1,104,592
            40,400  Emerson Electric Co.                               2,053,936
                                                                 ---------------
                                                                       3,158,528
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
            26,100  Flextronics International Ltd.(1)                    305,370
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
            17,000  Cameron International Corp.(1)                       684,420
            11,200  Schlumberger Ltd.                                    845,152
                                                                 ---------------
                                                                       1,529,572
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.7%
            24,500  Costco Wholesale Corp.                             1,664,530
            28,100  Wal-Mart Stores, Inc.                              1,429,728
                                                                 ---------------
                                                                       3,094,258
                                                                 ---------------
FOOD PRODUCTS - 1.1%
               900  Nestle SA ORD                                        401,979
             8,300  Wm. Wrigley Jr. Co.                                  476,669
                                                                 ---------------
                                                                         878,648
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
             1,900  Alcon, Inc.                                          269,800
            36,400  Baxter International Inc.                          2,210,936
            23,000  Becton, Dickinson & Co.                            1,990,190
            10,300  C.R. Bard, Inc.                                      994,671
            19,500  DENTSPLY International Inc.                          805,545
             2,900  Gen-Probe Inc.(1)                                    165,735

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,800  Idexx Laboratories, Inc.(1)                          214,206
             1,700  Intuitive Surgical Inc.(1)                           431,800
                                                                 ---------------
                                                                       7,082,883
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
             8,800  VCA Antech Inc.(1)                                   340,208
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
             7,800  KB Home                                              214,500
             2,700  Mohawk Industries Inc.(1)                            215,784
                                                                 ---------------
                                                                         430,284
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.0%
            37,300  Procter & Gamble Co. (The)                         2,459,935
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
            13,500  General Electric Co.                                 478,035
                                                                 ---------------
INSURANCE - 1.4%
            23,100  Chubb Corp.                                        1,196,349
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
             8,200  Amazon.com, Inc.(1)                                  637,140
             3,600  Priceline.com Inc.(1)(2)                             390,672
                                                                 ---------------
                                                                       1,027,812
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
             3,000  Google Inc. Cl A(1)                                1,692,900
                                                                 ---------------
IT SERVICES - 0.9%
            10,100  DST Systems, Inc.(1)                                 722,150
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.3%
             3,800  Illumina, Inc.(1)                                    242,060
            32,500  Thermo Fisher Scientific Inc.(1)                   1,673,425
                                                                 ---------------
                                                                       1,915,485
                                                                 ---------------
MACHINERY - 3.2%
             3,000  Caterpillar Inc.                                     213,420
            20,500  Eaton Corp.                                        1,696,580

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             8,957  Valmont Industries, Inc.                             749,701
                                                                 ---------------
                                                                       2,659,701
                                                                 ---------------
MEDIA - 2.3%
            48,500  Viacom Inc. Cl B(1)                                1,879,860
                                                                 ---------------
METALS & MINING - 0.9%
             8,700  Freeport-McMoRan Copper &
                    Gold, Inc.                                           774,561
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            10,400  Family Dollar Stores, Inc.                           218,712
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.9%
            18,700  Apache Corp.                                       1,784,728
            19,000  Devon Energy Corporation                           1,614,620
            27,950  XTO Energy Inc.                                    1,451,723
                                                                 ---------------
                                                                       4,851,071
                                                                 ---------------
PHARMACEUTICALS - 4.3%
            26,300  Allergan, Inc.                                     1,767,097
             7,700  Barr Pharmaceuticals Inc.(1)                         401,863
             4,300  Johnson & Johnson                                    272,018
            17,300  Novo Nordisk AS B Shares ORD                       1,087,526
                                                                 ---------------
                                                                       3,528,504
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
             4,000  Weingarten Realty Investors                          134,480
                                                                 ---------------
ROAD & RAIL - 0.3%
             1,700  Union Pacific Corp.                                  212,551
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
            88,000  Intel Corp.                                        1,865,600
            31,000  Intersil Corp. Cl A                                  713,930
            14,500  Linear Technology Corp.                              401,215
            15,000  MEMC Electronic Materials Inc.(1)                  1,071,900
                                                                 ---------------
                                                                       4,052,645
                                                                 ---------------
SOFTWARE - 7.1%
            16,100  Electronic Arts Inc.(1)                              762,657
           112,300  Microsoft Corporation                              3,660,980

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
            69,200  Oracle Corp.(1)                                    1,422,060
                                                                 ---------------
                                                                       5,845,697
                                                                 ---------------
SPECIALTY RETAIL - 3.9%
            31,700  Lowe's Companies, Inc.                               838,148
            41,600  TJX Companies, Inc. (The)                          1,312,896
            37,300  Urban Outfitters Inc.(1)                           1,081,700
                                                                 ---------------
                                                                       3,232,744
                                                                 ---------------
TOTAL COMMON STOCKS                                                   81,651,297
(Cost $76,926,440)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
         $ 700,000  FHLB Discount Notes,
                    2.00%, 2/1/08(3)                                     700,000
                                                                 ---------------
(Cost $700,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $150,013)                                     150,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $150,013)                                     150,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.87%,
dated 1/31/08, due 2/1/08
(Delivery value $83,910)                                                  83,903
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            383,903
(Cost $383,903)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   82,735,200
                                                                 ---------------
(Cost $78,010,343)

OTHER ASSETS AND LIABILITIES - 0.2%                                      175,479
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 82,910,679
                                                                 ===============

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     UNREALIZED
CONTRACTS TO SELL            SETTLEMENT DATE          VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
  298,935  CHF for USD           2/29/08            $276,568          $(3,175)
3,584,117  DKK for USD           2/29/08             714,876           (5,336)
                                                   -----------------------------
                                                    $991,444          $(8,511)
                                                   =============================
(Value on Settlement Date $982,933)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2008. The aggregate value of securities on loan at January 31, 2008, was $379,429.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of January 31, 2008, securities with an aggregate value of $1,087,526, which represented 1.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 78,808,626
                                                                 ===============
Gross tax appreciation of investments                              $  6,505,084
Gross tax depreciation of investments                                (2,578,510)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,926,574
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT VISTA(SM) FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.4%
AEROSPACE & DEFENSE - 7.8%
             3,900  Alliant Techsystems Inc.(1)                     $    412,816
            41,021  BE Aerospace, Inc.(1)                              1,583,821
             9,091  Precision Castparts Corp.                          1,034,556
                                                                 ---------------
                                                                       3,031,193
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             6,349  ArvinMeritor, Inc.                                    86,219
                                                                 ---------------
BIOTECHNOLOGY - 5.3%
             4,400  Alexion Pharmaceuticals Inc.(1)                      287,408
            19,400  BioMarin Pharmaceutical Inc.(1)                      718,964
            14,300  Millennium
                    Pharmaceuticals, Inc.(1)                             216,931
             4,600  Myriad Genetics Inc.(1)                              197,846
            13,900  Onyx Pharmaceuticals, Inc.(1)                        660,667
                                                                 ---------------
                                                                       2,081,816
                                                                 ---------------
CAPITAL MARKETS - 3.1%
             1,800  BlackRock, Inc.                                      397,980
             4,800  GFI Group Inc.(1)                                    423,408
             7,100  Janus Capital Group Inc.                             191,771
             7,800  SEI Investments Co.                                  216,060
                                                                 ---------------
                                                                       1,229,219
                                                                 ---------------
CHEMICALS - 4.5%
             2,296  Flotek Industries Inc.(1)                             46,770
            10,470  Monsanto Co.                                       1,177,246
             3,000  Mosaic Co. (The)(1)                                  273,030
             5,600  Terra Industries Inc.(1)                             252,392
                                                                 ---------------
                                                                       1,749,438
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
            13,400  FTI Consulting, Inc.(1)                              741,154
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
            14,500  Juniper Networks, Inc.(1)                            393,675
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.3%
             3,800  Apple Inc.(1)                                        514,368
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 5.0%
            14,840  Foster Wheeler Ltd.(1)                             1,016,094
            33,817  Quanta Services, Inc.(1)                             741,269

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,900  Shaw Group Inc. (The)(1)                             220,350
                                                                 ---------------
                                                                       1,977,713
                                                                 ---------------
CONTAINERS & PACKAGING - 5.1%
            39,700  Owens-Illinois Inc.(1)                             2,000,880
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 4.2%
             8,000  Apollo Group, Inc. Cl A(1)                           637,920
            23,200  Corinthian Colleges Inc.(1)                          196,040
             6,900  DeVry Inc.                                           380,811
             2,500  Strayer Education, Inc.                              431,450
                                                                 ---------------
                                                                       1,646,221
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
             4,700  Nasdaq Stock Market, Inc.
                    (The)(1)                                             217,469
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
             4,000  Allegheny Energy, Inc.                               219,160
             9,000  Reliant Energy, Inc.(1)                              191,430
                                                                 ---------------
                                                                         410,590
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.7%
             3,000  First Solar Inc.(1)                                  545,310
             5,600  JA Solar Holdings Co., Ltd. ADR(1)                   284,648
             3,600  SunPower Corp. Cl A(1)                               248,724
             4,000  Vestas Wind Systems AS ORD(1)                        388,143
                                                                 ---------------
                                                                       1,466,825
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.9%
             4,400  Cameron International Corp.(1)                       177,144
             2,606  Core Laboratories N.V.(1)                            293,696
             2,600  Dawson Geophysical Co.(1)                            148,928
            29,800  Dresser-Rand Group Inc.(1)                           944,660
             6,100  National Oilwell Varco, Inc.(1)                      367,403
                                                                 ---------------
                                                                       1,931,831
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
             4,200  Inverness Medical
                    Innovations, Inc.(1)                                 189,210
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
            19,000  Express Scripts, Inc.(1)                           1,282,310
            18,400  Medco Health Solutions Inc.(1)                       921,472
                                                                 ---------------
                                                                       2,203,782
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
            12,300  Bally Technologies, Inc.(1)                          585,972
             2,712  Las Vegas Sands Corp.(1)                             237,761
             5,420  WMS Industries Inc.(1)                               202,708
                                                                 ---------------
                                                                       1,026,441
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
             5,600  Tupperware Brands Corp.                              207,200
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
             5,492  McDermott International, Inc.(1)                     259,113
                                                                 ---------------
INSURANCE - 2.0%
             9,400  Aflac Inc.                                           576,502
             4,800  Aon Corp.                                            208,896
                                                                 ---------------
                                                                         785,398
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
             2,300  Amazon.com, Inc.(1)                                  178,710
             1,900  Priceline.com Inc.(1)                                206,188
                                                                 ---------------
                                                                         384,898
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
             2,200  Equinix Inc.(1)                                      166,166
             4,000  Mercadolibre Inc.(1)                                 148,120
                                                                 ---------------
                                                                         314,286
                                                                 ---------------
IT SERVICES - 1.5%
             2,800  MasterCard Inc. Cl A                                 579,600
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 6.3%
             3,600  Charles River Laboratories(1)                        223,560
             2,200  Covance Inc.(1)                                      182,952
             6,700  Invitrogen Corp.(1)                                  573,989
             2,600  Parexel International Corp.(1)                       141,466
            26,000  Thermo Fisher Scientific Inc.(1)                   1,338,740
                                                                 ---------------
                                                                       2,460,707
                                                                 ---------------
MACHINERY - 5.1%
            19,000  AGCO Corp.(1)                                      1,144,180
            10,600  Flowserve Corp.                                      870,472
                                                                 ---------------
                                                                       2,014,652
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 1.1%
            10,200  Liberty Global, Inc. Series A(1)                     412,182
                                                                 ---------------
ROAD & RAIL - 0.5%
             4,100  CSX Corp.                                            198,768
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.7%
             6,800  MEMC Electronic Materials Inc.(1)                    485,928
            12,300  Microsemi Corp.(1)                                   279,456
            11,800  NVIDIA Corp.(1)                                      290,162
                                                                 ---------------
                                                                       1,055,546
                                                                 ---------------
SOFTWARE - 5.5%
            28,400  Activision, Inc.(1)                                  734,708
             6,592  Informatica Corp.(1)                                 127,292
             2,600  Nintendo Co., Ltd. ORD                             1,298,765
                                                                 ---------------
                                                                       2,160,765
                                                                 ---------------
SPECIALTY RETAIL - 5.8%
             7,900  Aeropostale Inc.(1)                                  222,543
            23,600  GameStop Corp. Cl A(1)                             1,220,828
             6,100  Guess?, Inc.                                         227,591
             4,400  J. Crew Group Inc.(1)                                201,168
            14,000  Urban Outfitters Inc.(1)                             406,000
                                                                 ---------------
                                                                       2,278,130
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
             7,600  Crocs, Inc.(1)                                       264,404
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.9%
            13,795  NII Holdings, Inc.(1)                                588,495
            31,302  SBA Communications Corp.
                    Cl A(1)                                              926,852
                                                                 ---------------
                                                                       1,515,347
                                                                 ---------------
TOTAL COMMON STOCKS                                                   37,789,040
(Cost $31,026,090)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.00%, 1/15/14,
valued at $917,778), in a joint trading account
at 1.70%, dated 1/31/08, due 2/1/08
(Delivery value $900,043)                                                900,000
                                                                 ---------------
(Cost $900,000)

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.7%                                   38,689,040
                                                                 ---------------
(Cost $31,926,090)

OTHER ASSETS AND LIABILITIES - 1.3%                                      494,534
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 39,183,574
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date               Value           Gain (Loss)
--------------------------------------------------------------------------------
 1,333,315  DKK for USD          2/29/08          $  265,939           $(1,882)
   103,736  GBP for USD          2/29/08             206,131              (452)
63,238,501  JPY for USD          2/29/08             595,237            (2,967)
                                                --------------------------------
                                                  $1,067,307           $(5,301)
                                                ================================
(Value on Settlement Date $1,062,006)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of January 31, 2008, securities with an aggregate value of $1,686,908, which represented 4.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 32,236,478
                                                                 ===============
Gross tax appreciation of investments                              $  7,644,845
Gross tax depreciation of investments                                (1,192,283)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,452,562
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 3.3%
           626,175  General Dynamics Corp.                        $   52,886,741
           379,602  Rockwell Collins                                  23,990,846
                                                                 ---------------
                                                                      76,877,587
                                                                 ---------------
BEVERAGES - 4.9%
           759,831  Coca-Cola Company (The)                           44,959,200
         1,242,497  Diageo plc ORD                                    25,014,964
           652,998  PepsiCo, Inc.                                     44,527,934
                                                                 ---------------
                                                                     114,502,098
                                                                 ---------------
BIOTECHNOLOGY - 4.9%
           779,817  Genzyme Corp.(1)                                  60,927,103
         1,186,276  Gilead Sciences, Inc.(1)                          54,200,950
                                                                 ---------------
                                                                     115,128,053
                                                                 ---------------
CAPITAL MARKETS - 5.0%
         1,100,642  Bank of New York
                    Mellon Corp. (The)                                51,322,937
           466,691  Franklin Resources, Inc.                          48,643,203
           704,119  Invesco Ltd.                                      19,166,119
                                                                 ---------------
                                                                     119,132,259
                                                                 ---------------
CHEMICALS - 3.6%
           405,450  Air Products & Chemicals, Inc.                    36,498,609
           541,314  Mosaic Co. (The)(1)                               49,264,987
                                                                 ---------------
                                                                      85,763,596
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.4%
         2,275,772  Cisco Systems Inc.(1)                             55,756,414
                                                                 ---------------
COMPUTERS & PERIPHERALS - 6.0%
           327,795  Apple Inc.(1)                                     44,370,331
         2,970,367  EMC Corp.(1)                                      47,139,724
         1,136,618  Hewlett-Packard Co.                               49,727,038
                                                                 ---------------
                                                                     141,237,093
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
           505,264  Foster Wheeler Ltd.(1)                            34,595,426
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           303,511  Verizon Communications Inc.                       11,788,367
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.7%
           470,117  Edison International                              24,521,303
           506,645  Exelon Corporation                                38,601,282
                                                                 ---------------
                                                                      63,122,585
                                                                 ---------------
ELECTRICAL EQUIPMENT - 6.9%
         2,000,139  ABB Ltd. ADR                                      50,003,475
         1,054,479  Emerson Electric Co.                              53,609,712
           333,212  Q-Cells AG ORD(1)                                 31,404,357
           285,516  Vestas Wind Systems AS ORD(1)                     27,705,236
                                                                 ---------------
                                                                     162,722,780
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.2%
           399,373  National Oilwell Varco, Inc.(1)                   24,054,236
           418,057  Transocean Inc.                                   51,253,788
                                                                 ---------------
                                                                      75,308,024
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.5%
         1,384,146  CVS/Caremark Corp.                                54,078,584
           576,133  Wal-Mart Stores, Inc.                             29,313,647
                                                                 ---------------
                                                                      83,392,231
                                                                 ---------------
FOOD PRODUCTS - 1.2%
           842,111  Unilever N.V. New York Shares                     27,385,450
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
         1,006,946  Baxter International Inc.                         61,161,900
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.7%
           829,490  Aetna Inc.                                        44,178,637
           447,901  Henry Schein, Inc.(1)                             26,036,485
           651,068  Medco Health Solutions Inc.(1)                    32,605,485
         1,073,394  UnitedHealth Group Inc.                           54,571,352
                                                                 ---------------
                                                                     157,391,959
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.9%
           873,021  McDonald's Corp.                                  46,750,274
         1,309,373  Yum! Brands, Inc.                                 44,728,182
                                                                 ---------------
                                                                      91,478,456
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
           696,386  Colgate-Palmolive Co.                             53,621,722
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.4%
           428,520  Aflac Inc.                                        26,281,135
         1,151,455  Loews Corp.                                       53,761,434
                                                                 ---------------
                                                                      80,042,569
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
           858,841  Expedia Inc.(1)                                   19,770,520
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.1%
           676,239  Alibaba.com Ltd. ORD(1)                            1,648,256
           863,954  eBay Inc.(1)                                      23,231,723
            84,740  Google Inc. Cl A(1)                               47,818,782
                                                                 ---------------
                                                                      72,698,761
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.6%
           131,743  Covance Inc.(1)                                   10,955,748
           968,966  Thermo Fisher Scientific Inc.(1)                  49,892,059
                                                                 ---------------
                                                                      60,847,807
                                                                 ---------------
MEDIA - 1.0%
           760,849  Walt Disney Co. (The)                             22,772,211
                                                                 ---------------
METALS & MINING - 1.1%
           281,693  Freeport-McMoRan Copper &
                    Gold, Inc.                                        25,079,128
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
           702,263  Occidental Petroleum Corp.                        47,662,590
                                                                 ---------------
PHARMACEUTICALS - 1.9%
         2,255,606  Schering-Plough Corp.                             44,142,209
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
         1,222,224  Linear Technology Corp.                           33,818,938
         1,129,985  MEMC Electronic Materials Inc.(1)                 80,748,728
                                                                 ---------------
                                                                     114,567,666
                                                                 ---------------
SOFTWARE - 7.0%
           612,829  Adobe Systems Inc.(1)                             21,406,117
           868,852  Intuit Inc.(1)                                    26,665,068
         2,526,607  Microsoft Corporation                             82,367,388
            72,200  Nintendo Co., Ltd. ORD                            36,065,718
                                                                 ---------------
                                                                     166,504,291
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.4%
         1,040,279  TJX Companies, Inc. (The)                         32,831,205
                                                                 ---------------
TOBACCO - 2.1%
           649,784  Altria Group Inc.                                 49,266,623
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.7%
         1,516,313  China Merchants Holdings
                    International Co. Ltd. ORD                         7,373,017
        11,039,000  Hopewell Highway
                    Infrastructure Ltd. ORD                            8,547,053
                                                                 ---------------
                                                                      15,920,070
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,282,471,650
(Cost $2,033,830,017)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.00%, 1/15/14,
valued at $19,681,233), in a joint trading
account at 1.70%, dated 1/31/08, due 2/1/08
(Delivery value $19,300,911)                                          19,300,000
                                                                 ---------------
(Cost $19,300,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(2) - 0.1%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $750,064)                                     750,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $750,064)                                     750,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.87%, dated 1/31/08, due 2/1/08
(Delivery value $415,875)                                                415,842
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          1,915,842
(Cost $1,915,842)                                                ---------------

TOTAL INVESTMENT SECURITIES - 98.0%                                2,303,687,492
(Cost $2,055,045,859)                                            ---------------

OTHER ASSETS AND LIABILITIES - 2.0%                                   46,816,433
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,350,503,925
                                                                 ===============

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
   95,380,571  DKKfor USD          2/29/08        $19,024,289        $(142,463)
   10,964,341  Euro for USD        2/29/08         16,301,349         (118,071)
    6,103,766  GBP for USD         2/29/08         12,128,631          (26,572)
1,756,084,546  JPY for USD         2/29/08         16,529,287          (82,391)
                                                 -------------------------------
                                                  $63,983,556        $(369,497)
                                                 ===============================
(Value on Settlement Date $63,614,059)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The aggregate value of securities on loan at January 31, 2008, was $1,457,326.

As of January 31, 2008, securities with an aggregate value of $137,758,601, which represented 5.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,060,374,443
                                                                 ===============
ross tax appreciation of investments                             $  302,940,071
Gross tax depreciation of investments                               (59,627,022)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  243,313,049
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ULTRA® FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
AEROSPACE & DEFENSE - 5.5%
           378,000  Boeing Co.                                     $      31,442
         1,407,000  Lockheed Martin Corp.                                151,844
           560,000  Precision Castparts Corp.                             63,728
         2,222,000  Raytheon Co.                                         144,741
         1,142,000  United Technologies Corp.                             83,834
                                                                 ---------------
                                                                         475,589
                                                                 ---------------
BEVERAGES - 6.1%
         4,792,000  Coca-Cola Company (The)                              283,542
         3,508,000  PepsiCo, Inc.                                        239,211
                                                                 ---------------
                                                                         522,753
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
         2,249,000  Gilead Sciences, Inc.(1)                             102,757
                                                                 ---------------
CAPITAL MARKETS - 4.7%
         2,700,000  Bank of New York
                    Mellon Corp. (The)                                   125,901
         7,043,000  Charles Schwab Corp. (The)                           157,059
         4,408,000  Invesco Ltd.                                         119,986
           115,555  T. Rowe Price Group Inc.                               5,846
                                                                 ---------------
                                                                         408,792
                                                                 ---------------
CHEMICALS - 2.1%
         1,415,000  Monsanto Co.                                         159,103
            85,000  Syngenta AG ORD                                       22,404
                                                                 ---------------
                                                                         181,507
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.0%
        10,651,000  Cisco Systems Inc.(1)                                260,950
         2,876,214  Corning Inc.                                          69,230
         1,763,000  Nokia Oyj ADR                                         65,143
           413,000  Research In Motion Ltd.(1)                            38,772
                                                                 ---------------
                                                                         434,095
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.9%
         1,044,000  Apple Inc.(1)                                        141,316
         4,543,000  Hewlett-Packard Co.                                  198,756
                                                                 ---------------
                                                                         340,072
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
         1,184,000  Apollo Group, Inc. Cl A(1)                            94,412
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
           211,000  CME Group Inc.                                       130,588
           125,000  Deutsche Boerse AG ORD                                22,096
           574,000  Nasdaq Stock Market, Inc.
                    (The)(1)                                              26,559
                                                                 ---------------
                                                                         179,243
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.2%
         4,867,000  ABB Ltd. ORD                                         121,695
         2,466,000  Emerson Electric Co.                                 125,372
           563,000  Roper Industries Inc.                                 31,483
                                                                 ---------------
                                                                         278,550
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.0%
           348,000  National Oilwell Varco, Inc.(1)                       20,960
         1,225,000  Schlumberger Ltd.                                     92,439
         1,196,000  Transocean Inc.                                      146,629
                                                                 ---------------
                                                                         260,028
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.6%
         1,430,000  Costco Wholesale Corp.                                97,154
         2,264,000  Wal-Mart Stores, Inc.                                115,193
           363,324  Whole Foods Market, Inc.                              14,329
                                                                 ---------------
                                                                         226,676
                                                                 ---------------
FOOD PRODUCTS - 2.5%
           220,510  Kellogg Co.                                           10,562
           223,000  Nestle SA ORD                                         99,601
         3,246,763  Unilever N.V. CVA                                    105,718
                                                                 ---------------
                                                                         215,881
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
         1,430,000  Baxter International Inc.                             86,858
           887,625  Becton, Dickinson & Co.                               76,806
           114,169  Stryker Corp.                                          7,646
                                                                 ---------------
                                                                         171,310
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
           631,000  Aetna Inc.                                            33,607
           663,000  CIGNA Corp.                                           32,593
         1,571,000  Express Scripts, Inc.(1)                             106,027
           421,000  Humana Inc.(1)                                        33,806
         2,480,000  Medco Health Solutions Inc.(1)                       124,199
                                                                 ---------------
                                                                         330,232
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.4%
         2,482,000  McDonald's Corp.                                     132,911
         2,183,000  Yum! Brands, Inc.                                     74,571
                                                                 ---------------
                                                                         207,482
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.2%
           525,000  Clorox Company                                        32,193
         2,036,000  Colgate-Palmolive Co.                                156,772
         1,298,000  Procter & Gamble Co. (The)                            85,603
                                                                 ---------------
                                                                         274,568
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
           929,000  Textron Inc.                                          52,070
                                                                 ---------------
INSURANCE - 1.2%
         1,636,000  Aflac Inc.                                           100,336
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
           285,000  Amazon.com, Inc.(1)                                   22,145
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.6%
           545,000  Google Inc. Cl A(1)                                  307,544
                                                                 ---------------
IT SERVICES - 1.3%
           354,000  DST Systems, Inc.(1)                                  25,311
           837,000  International Business
                    Machines Corp.                                        89,844
                                                                 ---------------
                                                                         115,155
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.8%
           467,000  Covance Inc.(1)                                       38,836
         1,415,000  Thermo Fisher Scientific Inc.(1)                      72,858
           730,000  Waters Corp.(1)                                       41,939
                                                                 ---------------
                                                                         153,633
                                                                 ---------------
MACHINERY - 1.5%
         1,002,000  Caterpillar Inc.                                      71,283
           699,000  Deere & Co.                                           61,344
                                                                 ---------------
                                                                         132,627
                                                                 ---------------
MEDIA - 0.5%
         1,178,000  Viacom Inc. Cl B(1)                                   45,659
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.6%
           285,000  J.C. Penney Co., Inc.                                 13,512
           197,000  Kohl's Corp.(1)                                        8,991
           231,000  Nordstrom, Inc.                                        8,986
           406,000  Target Corp.                                          22,565
                                                                 ---------------
                                                                          54,054
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.8%
           355,000  Apache Corp.                                          33,881
           398,000  EOG Resources Inc.                                    34,825
         1,165,000  Exxon Mobil Corp.                                    100,656
           427,000  Hess Corp.                                            38,784
           963,000  Noble Energy Inc.                                     69,895
           641,000  Occidental Petroleum Corp.                            43,505
         3,399,000  XTO Energy Inc.                                      176,544
                                                                 ---------------
                                                                         498,090
                                                                 ---------------
PHARMACEUTICALS - 6.8%
         3,026,000  Abbott Laboratories                                  170,364
         1,092,000  Allergan, Inc.                                        73,371
         1,723,000  Johnson & Johnson                                    108,997
         3,535,000  Merck & Co., Inc.                                    163,600
         1,297,000  Novartis AG ORD                                       65,592
                                                                 ---------------
                                                                         581,924
                                                                 ---------------
ROAD & RAIL - 0.3%
           173,000  Union Pacific Corp.                                   21,630
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.6%
        10,389,000  Intel Corp.                                          220,246
         1,499,000  MEMC Electronic
                    Materials Inc.(1)                                    107,119
         2,383,000  NVIDIA Corp.(1)                                       58,598
           442,000  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                   14,237
                                                                 ---------------
                                                                         400,200
                                                                 ---------------
SOFTWARE - 7.8%
         2,100,000  Adobe Systems Inc.(1)                                 73,353
         1,540,000  Autodesk, Inc.(1)                                     63,371
        11,357,000  Microsoft Corporation                                370,237
            89,000  Nintendo Co., Ltd. ORD                                44,458
         5,398,000  Oracle Corp.(1)                                      110,929
                                                                 ---------------
                                                                         662,348
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
           503,000  Lowe's Companies, Inc.                                13,299
         1,288,000  Staples, Inc.                                         30,835

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
         2,329,000  TJX Companies, Inc. (The)                             73,503
                                                                 ---------------
                                                                         117,637
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
         1,355,091  NIKE, Inc. Cl B                                       83,690
                                                                 ---------------
TOBACCO - 2.1%
         2,336,000  Altria Group Inc.                                    177,116
           113,782  UST Inc.                                               5,912
                                                                 ---------------
                                                                         183,028
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
        23,647,000  Vodafone Group plc ORD                                83,049
                                                                 ---------------
TOTAL COMMON STOCKS                                                    8,318,766
(Cost $7,386,723)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 2.00%, 4/15/12, valued
at $102,132), in a joint trading account at
1.50%, dated 1/31/08, due 2/1/08
(Delivery value $99,604)                                                  99,600

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/19, valued
at $71,957), in a joint trading account at
1.70%, dated 1/31/08, due 2/1/08
(Delivery value $70,603)                                                  70,600

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 7.125% - 7.625%, 2/15/23 -
2/15/25, valued at $115,825), in a joint trading
account at 1.55%, dated 1/31/08, due 2/1/08
(Delivery value $112,505)                                                112,500
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         282,700
(Cost $282,700)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(2) - 0.3%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $17,501)                                       17,500

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.08%, dated 1/31/08,
due 2/1/08 (Delivery value $10,001)                                       10,000

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.87%, dated
1/31/08, due 2/1/08 (Delivery value $1,397)                                1,397
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             28,897
(Cost $28,897)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.2%                                   8,630,363
(Cost $7,698,320)                                                ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                   (19,180)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   8,611,183
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date             Value           Gain (Loss)
--------------------------------------------------------------------------------
  168,481,514  CHF for USD        2/29/08          $155,875           $(1,745)
   42,632,874  Euro for USD       2/29/08            63,385              (419)
   28,470,988  GBP for USD        2/29/08            56,574              (124)
2,164,702,557  JPY for USD        2/29/08            20,375              (102)
                                                  ------------------------------
                                                   $296,209           $(2,390)
                                                  ==============================
(Value on Settlement Date $293,819)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
CVA = Certificaten Van Aandelen
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The aggregate value of securities on loan at January 31, 2008, was $25,945 (in thousands).

As of January 31, 2008, securities with an aggregate value of $465,012 (in thousands), which represented 5.4% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $7,715,933
                                                                 ===============
Gross tax appreciation of investments                                $1,158,654
Gross tax depreciation of investments                                  (244,224)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  914,430
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT® FUND
JANUARY 31, 2008

[american century investments logo and text logo ®]

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
AEROSPACE & DEFENSE - 1.0%
            15,000  Alliant Techsystems Inc.(1)                     $  1,587,750
                                                                 ---------------
BEVERAGES - 2.5%
            37,000  Central European
                    Distribution Corp.(1)                              1,945,090
            35,000  Coca-Cola Company (The)                            2,070,950
                                                                 ---------------
                                                                       4,016,040
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            31,000  Alexion Pharmaceuticals Inc.(1)                    2,024,920
                                                                 ---------------
CAPITAL MARKETS - 4.3%
           101,000  Knight Capital Group, Inc. Cl A(1)                 1,691,750
            22,500  Northern Trust Corp.                               1,650,600
            68,000  optionsXpress Holdings, Inc.                       1,844,160
            21,000  State Street Corp.                                 1,724,520
                                                                 ---------------
                                                                       6,911,030
                                                                 ---------------
CHEMICALS - 3.7%
            22,500  CF Industries Holdings, Inc.                       2,405,925
            21,000  Mosaic Co. (The)(1)                                1,911,210
            11,500  Potash Corp. of Saskatchewan                       1,620,120
                                                                 ---------------
                                                                       5,937,255
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
           106,500  Republic Bancorp, Inc. Cl A                        1,954,275
            60,500  Simmons First National Corp. Cl A                  1,715,175
                                                                 ---------------
                                                                       3,669,450
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.7%
            55,500  Copart, Inc.(1)                                    2,268,840
            34,000  FTI Consulting, Inc.(1)                            1,880,540
            27,000  IHS Inc. Cl A(1)                                   1,672,380
            88,500  Learning Tree International, Inc.(1)               1,593,885
           173,500  Metalico, Inc.(1)                                  1,811,340
            31,500  Mine Safety Appliances Company                     1,405,845
                                                                 ---------------
                                                                      10,632,830
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
            74,000  Blue Coat Systems, Inc.(1)                         1,988,380
            25,500  Research In Motion Ltd.(1)                         2,393,940
                                                                 ---------------
                                                                       4,382,320
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.0%
            60,000  Western Digital Corp.(1)                           1,587,000
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.2%
            22,000  Apollo Group, Inc. Cl A(1)                         1,754,280
           184,500  Carriage Services, Inc.(1)                         1,490,760
            10,500  Strayer Education, Inc.                            1,812,090
                                                                 ---------------
                                                                       5,057,130
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
            50,000  Interactive Brokers Group, Inc.
                    Cl A(1)                                            1,740,500
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
            17,500  Golden Telecom Inc.(1)                             1,797,425
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.6%
            55,500  AZZ Inc.(1)                                        1,874,235
            16,457  Chase Corp.                                          357,940
           431,500  China BAK Battery, Inc.(1)                         1,898,600
                                                                 ---------------
                                                                       4,130,775
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 4.1%
           107,500  Brightpoint Inc.(1)                                1,367,400
            58,000  FLIR Systems, Inc.(1)                              1,756,240
           177,000  LeCroy Corp.(1)                                    1,608,930
            84,500  LG.Philips LCD Co., Ltd. ADR(1)                    1,813,370
                                                                 ---------------
                                                                       6,545,940
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.1%
            21,500  Atwood Oceanics Inc.(1)                            1,786,435
            34,000  Bristow Group Inc.(1)                              1,711,900
            25,500  Oceaneering International, Inc.(1)                 1,468,290
            48,000  Willbros Group, Inc.(1)                            1,599,360
                                                                 ---------------
                                                                       6,565,985
                                                                 ---------------
FOOD PRODUCTS - 6.3%
            81,000  Calavo Growers, Inc.                               1,668,600
            92,500  Cal-Maine Foods, Inc.                              2,666,775
            67,000  Fresh Del Monte Produce Inc.(1)                    2,146,680
            48,500  Green Mountain Coffee
                    Roasters, Inc.(1)                                  1,868,220
            40,000  H.J. Heinz Co.                                     1,702,400
                                                                 ---------------
                                                                      10,052,675
                                                                 ---------------
GAS UTILITIES - 1.2%
            32,500  EnergySouth, Inc.                                  1,882,400
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.8%
            41,500  Covidien Ltd.                                      1,852,145
             9,000  Intuitive Surgical Inc.(1)                         2,286,000
            73,500  Invacare Corp.                                     1,788,990
            66,500  Neogen Corp.(1)                                    1,595,335
           119,000  Possis Medical, Inc.(1)                            1,663,620
            60,500  Zoll Medical Corp.(1)                              1,612,930
                                                                 ---------------
                                                                      10,799,020
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            15,500  Chipotle Mexican Grill Inc. Cl A(1)                1,886,970
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.3%
            23,000  Amazon.com, Inc.(1)                                1,787,100
            18,000  Priceline.com Inc.(1)                              1,953,360
                                                                 ---------------
                                                                       3,740,460
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
            50,500  Sohu.com Inc.(1)                                   2,349,765
                                                                 ---------------
IT SERVICES - 2.1%
            15,500  International Business
                    Machines Corp.                                     1,663,770
            92,000  SAIC Inc.(1)                                       1,738,800
                                                                 ---------------
                                                                       3,402,570
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.4%
            18,000  Bio-Rad Laboratories, Inc. Cl A(1)                 1,713,780
            34,000  ICON plc ADR(1)                                    2,131,120
                                                                 ---------------
                                                                       3,844,900
                                                                 ---------------
MACHINERY - 8.8%
            61,500  Axsys Technologies, Inc.(1)                        2,328,390
            54,500  Badger Meter Inc.                                  2,060,100
            22,000  Deere & Co.                                        1,930,720
            41,000  Lindsay Corp.                                      2,501,820
            23,000  Middleby Corp. (The)(1)                            1,371,030
           104,000  Spire Corp.(1)                                     1,978,080
            23,000  Valmont Industries, Inc.                           1,925,100
                                                                 ---------------
                                                                      14,095,240
                                                                 ---------------
MEDIA - 2.5%
            31,500  Focus Media Holding Ltd. ADR(1)                    1,513,575
           371,000  Imax Corp.(1)                                      2,513,525
                                                                 ---------------
                                                                       4,027,100
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
METALS & MINING - 2.4%
            33,000  Barrick Gold Corp.                                 1,699,170
            38,000  Newmont Mining Corporation                         2,064,920
                                                                 ---------------
                                                                       3,764,090
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.3%
            99,500  Permian Basin Royalty Trust                        1,691,500
            56,000  San Juan Basin Royalty TR                          2,060,800
                                                                 ---------------
                                                                       3,752,300
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
            26,500  Chattem, Inc.(1)                                   2,033,080
                                                                 ---------------
PHARMACEUTICALS - 1.5%
            39,500  XenoPort, Inc.(1)                                  2,423,720
                                                                 ---------------
ROAD & RAIL - 1.0%
            34,500  CSX Corp.                                          1,672,560
                                                                 ---------------
SOFTWARE - 3.0%
            47,000  Citrix Systems, Inc.(1)                            1,627,140
           114,000  DemandTec, Inc.(1)                                 1,462,620
            27,500  MICROS Systems, Inc.(1)                            1,693,450
                                                                 ---------------
                                                                       4,783,210
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            34,000  GameStop Corp. Cl A(1)                             1,758,820
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
            14,000  Deckers Outdoor Corp.(1)                           1,697,360
                                                                 ---------------
TOBACCO - 0.9%
            29,000  UST Inc.                                           1,506,840
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.1%
            56,500  Cellcom Israel Ltd.                                1,741,895
                                                                 ---------------
TOTAL COMMON STOCKS                                                  147,801,325
(Cost $142,301,678)                                              ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.00%, 4/15/12,
valued at $4,204,220), in a joint trading
account at 1.50%, dated 1/31/08, due 2/1/08
(Delivery value $4,100,171)                                            4,100,000
                                                                 ---------------
(Cost $4,100,000)

TOTAL INVESTMENT SECURITIES - 95.1%                                  151,901,325
                                                                 ---------------
(Cost $146,401,678)

OTHER ASSETS AND LIABILITIES - 4.9%                                    7,777,684
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $159,679,009
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $146,647,507
                                                                 ===============
Gross tax appreciation of investments                              $ 11,683,828
Gross tax depreciation of investments                                (6,430,010)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  5,253,818
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    March 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    March 28, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    March 28, 2008